UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Global Capital
Appreciation Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2014

1.804860.110

AGLO-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
Australia - 1.9%
Ardent Leisure Group unit	92,567	$ 220,082
Aristocrat Leisure Ltd.	44,100	231,339
Ausdrill Ltd.	246,041	246,059
Imdex Ltd. (a)	203,152	121,170
Independence Group NL	54,484	241,951
Qube Holdings Ltd.	106,646	221,745
Sundance Energy Australia Ltd. (a)	234,479	295,350
Vocation Ltd.	81,584	232,902
Vocus Communications Ltd.	56,783	267,847
TOTAL AUSTRALIA		2,078,445
Bailiwick of Jersey - 0.5%
Delphi Automotive PLC	2,600	173,680
Shire PLC	4,700	386,849
TOTAL BAILIWICK OF JERSEY		560,529
Belgium - 0.6%
Ackermans & Van Haaren SA	2,400	290,970
Compagnie D'entreprises CFE SA	2,066	203,115
Melexis NV	3,300	152,760
TOTAL BELGIUM		646,845
Bermuda - 2.6%
Brilliance China Automotive Holdings Ltd.	146,000	274,360
BW LPG Ltd.	5,394	69,931
Cheung Kong Infrastructure Holdings Ltd.	18,000	126,811
China Gas Holdings Ltd.	104,000	200,640
Freescale Semiconductor, Inc. (a)(d)	25,200	504,504
Nam Cheong Ltd.	697,000	256,076
PAX Global Technology Ltd. (a)	929,000	712,119
Petra Diamonds Ltd. (a)	82,900	279,640
Sihuan Pharmaceutical Holdings Group Ltd.	422,000	258,702
Silverlake Axis Ltd. Class A	252,000	230,364
TOTAL BERMUDA		2,913,147
Brazil - 2.2%
BB Seguridade Participacoes SA	13,000	189,664
BTG Pactual Participations Ltd. unit	13,300	207,289
Cetip SA - Mercados Organizado	9,109	127,436
Direcional Engenharia SA	35,500	158,821
Embraer SA	29,300	278,310
GAEC Educacao SA	14,100	179,175
Kepler Weber SA	7,600	162,636
Common Stocks - continued
	Shares	Value
Brazil - continued
Kroton Educacional SA	7,300	$ 194,409
Linx SA	2,300	54,744
M. Dias Branco SA	2,500	102,534
Qualicorp SA (a)	11,300	130,744
Ser Educacional SA	26,100	279,550
Smiles SA	9,700	168,882
Totvs SA	4,200	72,550
Weg SA	14,480	173,600
TOTAL BRAZIL		2,480,344
British Virgin Islands - 0.2%
Epic Gas Ltd. (a)	21,600	171,801
Canada - 7.5%
Algonquin Power & Utilities Corp.	17,100	127,189
Alliance Grain Traders, Inc.	13,000	249,305
AltaGas Ltd.	3,100	140,308
ATS Automation Tooling System, Inc. (a)	15,500	210,818
B2Gold Corp. (a)	80,000	206,906
Canadian Energy Services & Technology Corp.	11,700	101,832
Canadian Natural Resources Ltd.	9,300	405,401
Canadian Pacific Railway Ltd.	2,320	441,148
Canadian Western Bank, Edmonton	6,800	259,564
Canyon Services Group, Inc.	15,600	224,339
CCL Industries, Inc. Class B	1,900	188,092
Clearwater Seafoods, Inc.	35,200	267,628
EnerCare, Inc.	22,400	279,602
Enghouse Systems Ltd.	7,608	235,214
FirstService Corp. (sub. vtg.)	4,100	228,436
Gibson Energy, Inc.	3,700	113,509
Gildan Activewear, Inc.	2,400	140,630
High Liner Foods, Inc.	12,300	281,794
Imperial Oil Ltd.	3,100	159,073
Inter Pipeline Ltd.	7,000	216,866
Linamar Corp.	4,400	239,541
Magna International, Inc. Class A (sub. vtg.)	2,300	246,991
New Flyer Industries, Inc.	23,500	279,108
New Gold, Inc. (a)	17,500	107,695
North American Palladium Ltd. (a)	775,200	209,734
PHX Energy Services Corp.	15,700	220,881
Raging River Exploration, Inc. (a)	18,500	160,338
RMP Energy, Inc. (a)	16,000	115,192
Saputo, Inc.	3,200	198,600
Common Stocks - continued
	Shares	Value
Canada - continued
Stantec, Inc.	2,400	$ 152,274
Suncor Energy, Inc.	12,800	525,571
SunOpta, Inc. (a)	16,500	203,940
Superior Plus Corp.	20,000	255,331
TransForce, Inc.	11,300	285,726
Xtreme Drilling & Coil Services Corp. (a)	143,300	625,586
TOTAL CANADA		8,304,162
Cayman Islands - 2.4%
Chailease Holding Co. Ltd.	109,000	283,765
China Cord Blood Corp. (a)	33,000	147,840
China Modern Dairy Holdings Ltd. (a)	183,000	84,697
China Pioneer Pharma Hld Ltd.	471,000	297,537
Greatview Aseptic Pack Co. Ltd.	370,000	288,020
Jiangnan Group Ltd.	1,110,000	301,240
Parade Technologies Ltd.	17,000	214,129
PW Medtech Group Ltd. (a)	456,000	237,165
Sitoy Group Holdings Ltd.	204,000	141,297
TCL Communicaton Technology Holdings Ltd.	222,000	276,292
Tencent Holdings Ltd.	10,150	164,834
Want Want China Holdings Ltd.	150,000	204,829
TOTAL CAYMAN ISLANDS		2,641,645
China - 0.7%
China CITIC Bank Corp. Ltd. (H Shares)	434,000	287,360
Harbin Electric Machinery Co. Ltd.(H Shares)	154,000	103,343
PICC Property & Casualty Co. Ltd. (H Shares)	104,000	168,162
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares)	232,800	264,270
TOTAL CHINA		823,135
Colombia - 0.2%
Cemex Latam Holdings SA (a)	18,564	182,994
Denmark - 1.8%
Ambu A/S Series B	1,600	115,800
GN Store Nordic A/S	7,500	191,803
Pandora A/S	11,200	769,168
Royal Unibrew A/S (a)	1,600	234,474
Spar Nord Bank A/S	50,100	544,350
Vestas Wind Systems A/S (a)	2,800	126,669
TOTAL DENMARK		1,982,264
Common Stocks - continued
	Shares	Value
Faroe Islands - 0.2%
Bakkafrost	11,100	$ 217,185
Finland - 0.5%
Nokia Corp.	36,900	292,336
Valmet Corp. (d)	24,600	258,749
TOTAL FINLAND		551,085
France - 1.2%
Christian Dior SA	700	121,994
Groupe Crit	2,700	163,418
Ipsos SA	1,100	29,820
Korian-Medica	9,524	344,972
Saft Groupe SA	7,000	258,236
Solocal Group SA (a)(d)	269,289	219,961
SR Teleperformance SA	2,400	166,985
TOTAL FRANCE		1,305,386
Germany - 3.0%
Aareal Bank AG	1,073	45,762
Bechtle AG	2,100	163,518
CANCOM AG	4,600	215,002
Deutsche Annington Immobilien SE	4,600	141,117
Drillisch AG	3,400	128,160
GFT Technologies AG	16,900	210,685
Gildemeister AG	7,400	227,163
INDUS Holding AG	4,352	229,314
Infineon Technologies AG	21,400	237,126
Isra Vision AG	2,200	137,662
Krones AG	2,100	204,067
MLP AG	12,800	85,699
Nemetschek AG	2,100	211,744
Nordex Se (a)	10,600	194,670
Patrizia Immobilien AG	18,590	207,781
Sixt AG	5,100	179,299
Stroer Out-of-Home Media AG	12,400	261,849
Wacker Construction Equipment AG	10,600	233,135
TOTAL GERMANY		3,313,753
Hong Kong - 0.8%
Goldpac Group Ltd.	261,000	248,862
Guangdong Investment Ltd.	118,000	132,331
Guotai Junan International Holdings Ltd.	378,000	280,100
Common Stocks - continued
	Shares	Value
Hong Kong - continued
MTR Corp. Ltd.	799	$ 3,139
Techtronic Industries Co. Ltd.	82,500	247,276
TOTAL HONG KONG		911,708
India - 5.4%
Adani Ports & Special Economic Zone	54,725	233,845
AIA Engineering Ltd.	25,103	321,309
Arvind Mills Ltd.	41,684	157,438
Ashok Leyland Ltd.	213,661	119,875
Aurobindo Pharma Ltd.	6,654	77,824
Balkrishna Industries Ltd. (a)	4,477	58,116
Bharat Heavy Electricals Ltd.	59,225	221,606
Britannia Industries Ltd.	7,874	148,579
CMC Ltd.	6,993	222,095
Dabur India Ltd.	11,484	39,138
Divi's Laboratories Ltd.	2,762	67,098
Godrej Properties Ltd. (a)	49,970	187,882
HDFC Bank Ltd.	18,285	263,686
Hero Motocorp Ltd.	1,328	56,865
Housing Development Finance Corp. Ltd.	28,114	492,362
ICICI Bank Ltd. (a)	3,291	79,384
Indiabulls Real Estate Ltd. (a)	108,588	139,716
IndusInd Bank Ltd.	9,923	94,568
Ipca Laboratories Ltd.	1,135	13,306
Lupin Ltd.	7,015	148,278
Max India Ltd.	2,114	10,674
MindTree Consulting Ltd.	17,155	296,850
Motherson Sumi Systems Ltd.	55,283	331,329
Persistent Systems Ltd.	11,730	240,119
PI Industries Ltd. (a)	42,490	276,510
Prestige Estates Projects Ltd.	53,801	220,931
Rallis India Ltd.	40,957	146,485
Sobha Developers Ltd. (a)	26,807	199,329
Sun Pharmaceutical Industries Ltd.	11,114	144,418
Supreme Industries Ltd. (a)	14,854	147,893
Tata Consultancy Services Ltd.	4,068	172,878
Tata Motors Ltd.	24,524	179,394
Tech Mahindra Ltd.	5,720	202,337
Torrent Pharmaceuticals Ltd.	6,083	74,468
UPL Ltd.	33,456	180,982
TOTAL INDIA		5,967,567
Common Stocks - continued
	Shares	Value
Indonesia - 1.6%
Kimia Farma Tbk PT	3,077,800	$ 325,757
PT ACE Hardware Indonesia Tbk (e)	1,625,100	129,706
PT Bank Central Asia Tbk	288,300	288,515
PT Bank Mandiri (Persero) Tbk (e)	213,100	185,430
PT Bank Rakyat Indonesia Tbk (e)	247,500	237,395
PT Kalbe Farma Tbk	143,600	21,207
PT Pembangunan Perumahan Persero Tbk	1,628,900	312,055
Wijaya Karya Beton Tbk PT (e)	3,031,100	228,291
TOTAL INDONESIA		1,728,356
Ireland - 0.7%
Accenture PLC Class A	2,300	182,344
Actavis PLC (a)	900	192,834
Greencore Group PLC	2,200	9,817
Jazz Pharmaceuticals PLC (a)	2,600	363,298
TOTAL IRELAND		748,293
Israel - 0.7%
Ituran Location & Control Ltd.	5,500	128,187
Teva Pharmaceutical Industries Ltd. sponsored ADR	12,500	668,750
TOTAL ISRAEL		796,937
Italy - 0.8%
Banca IFIS SpA	13,400	246,720
Brembo SpA	11,500	423,167
De Longhi SpA	9,900	210,780
TOTAL ITALY		880,667
Japan - 4.9%
Asahi Co. Ltd.	29,900	400,519
Astellas Pharma, Inc.	18,200	246,803
Hamamatsu Photonics K.K.	4,900	230,332
Hitachi Metals Ltd.	17,000	276,443
Japan Aviation Electronics Industry Ltd.	13,000	267,501
Kinugawa Rubber Industrial Co. Ltd.	47,000	251,541
Koshidaka Holdings Co. Ltd.	7,900	312,189
Makita Corp.	4,005	236,884
Minebea Ltd.	20,000	237,945
Misumi Group, Inc.	9,500	302,762
Mitsubishi Electric Corp.	21,000	277,232
Nachi-Fujikoshi Corp.	39,000	274,437
NEC Corp.	181,000	698,816
Pigeon Corp.	4,100	235,525
Common Stocks - continued
	Shares	Value
Japan - continued
Ryoyo Electro Corp.	13,700	$ 151,880
San-Ai Oil Co. Ltd.	18,000	136,727
Seria Co. Ltd.	6,000	260,828
Temp Holdings Co., Ltd.	7,700	244,200
Tsuruha Holdings, Inc.	7,100	407,573
TOTAL JAPAN		5,450,137
Kenya - 0.3%
Equity Bank Ltd. (a)	258,300	133,122
Safaricom Ltd.	1,236,400	171,800
TOTAL KENYA		304,922
Korea (South) - 3.9%
AfreecaTV Co. Ltd.	9,320	249,524
AMOREPACIFIC Corp.	66	113,256
Chong Kun Dang Pharmaceutical Corp.	1,505	93,540
Cosmax, Inc. (a)	1,479	134,707
Coway Co. Ltd.	2,642	227,703
EO Technics Co. Ltd.	1,626	109,034
Halla Visteon Climate Control Corp.	3,665	180,703
Hansae Co. Ltd.	5,151	134,741
Hanssem Co. Ltd.	2,265	205,652
Hotel Shilla Co.	2,525	269,012
Huons Co. Ltd.	2,518	108,832
iMarketKorea, Inc.	3,422	105,330
JVM Co. Ltd. (a)	4,109	231,599
Koh Young Technology, Inc.	9,266	235,171
Korea Kolmar Co. Ltd. New	3,183	150,774
LG Hausys Ltd.	727	133,088
Loen Entertainment, Inc. (a)	6,430	189,894
Paradise Co. Ltd.	2,515	81,227
PSK, Inc.	8,059	98,920
SKC Co. Ltd.	8,554	299,382
Suheung Capsule Co. Ltd.	2,824	129,841
Vieworks Co. Ltd.	9,185	265,742
Wonik IPS Co. Ltd. (a)	13,542	149,398
Woory Industrial Co. Ltd.	18,947	259,753
Youngone Corp.	4,587	189,163
TOTAL KOREA (SOUTH)		4,345,986
Liberia - 0.2%
Royal Caribbean Cruises Ltd.	3,900	232,635
Common Stocks - continued
	Shares	Value
Luxembourg - 0.1%
Oriflame Cosmetics SA SDR (d)	2,800	$ 60,723
Malaysia - 2.6%
Berjaya Auto Bhd	188,100	151,501
Cahya Mata Sarawak Bhd	92,700	113,851
Eastern and Oriental Bhd (a)	234,000	213,044
Globetronics Technology Bhd	108,000	158,813
IJM Corp. Bhd	96,300	201,322
IJM Land Bhd	205,700	216,491
Inari Amertron Bhd	121,500	121,010
Malaysian Pacific Industries BHD	100,200	189,907
Matrix Concepts Holdings Bhd	214,950	204,869
Metro Kajang Holdings Bhd	223,500	290,697
Multi-Purpose Holdings Bhd (a)	178,500	136,584
My E.G.Services Bhd	263,100	236,122
TIME dotCom Bhd (a)	87,700	124,780
Tune Insurance Holdings Bhd	299,900	218,284
Uzma Bhd	245,900	287,634
TOTAL MALAYSIA		2,864,909
Marshall Islands - 0.4%
Aegean Marine Petroleum Network, Inc.	8,300	78,186
Ardmore Shipping Corp.	18,400	241,592
Dynagas LNG Partners LP	5,700	133,038
TOTAL MARSHALL ISLANDS		452,816
Mexico - 1.3%
Corporacion Inmobiliaria Vesta S.A.B. de CV	129,400	280,726
Credito Real S.A.B. de CV	119,800	271,408
Fibra Uno Administracion SA de CV	78,000	274,121
Grupo Aeroportuario del Pacifico SA de CV Series B	16,700	112,163
Grupo Financiero Interacciones SA de CV	19,300	140,137
Grupo Lala S.A.B. de CV	45,800	116,856
Infraestructura Energetica Nova S.A.B. de CV	18,900	106,652
Megacable Holdings S.A.B. de CV unit	45,000	193,207
TOTAL MEXICO		1,495,270
Netherlands - 1.3%
LyondellBasell Industries NV Class A	3,000	318,750
NXP Semiconductors NV (a)	13,400	835,490
Unilever NV (Certificaten Van Aandelen) (Bearer)	2,821	116,101
X5 Retail Group NV GDR (Reg. S) (a)	11,400	219,450
TOTAL NETHERLANDS		1,489,791
Common Stocks - continued
	Shares	Value
New Zealand - 0.2%
Fisher & Paykel Healthcare Corp.	55,352	$ 223,352
Norway - 1.4%
Avance Gas Holding Ltd.	3,534	79,828
Cermaq ASA	17,400	220,048
Kongsberg Automotive A/S (a)	205,300	222,075
Kongsberg Gruppen ASA	9,100	207,728
Merkantildata ASA	20,700	244,494
Orkla ASA	25,100	228,587
Salmar ASA	7,200	140,877
Veidekke ASA	20,700	226,383
TOTAL NORWAY		1,570,020
Papua New Guinea - 0.2%
Oil Search Ltd. ADR	24,873	217,550
Poland - 0.1%
ING Bank Slaski SA	2,600	109,156
Singapore - 0.2%
OSIM International Ltd.	103,000	236,271
South Africa - 3.2%
Capitec Bank Holdings Ltd.	13,100	297,551
Clicks Group Ltd.	18,993	116,335
Coronation Fund Managers Ltd.	21,200	193,653
Discovery Holdings Ltd.	13,200	115,714
FirstRand Ltd.	23,100	93,171
MMI Holdings Ltd.	48,200	116,825
Mpact Ltd.	99,000	277,990
Mr Price Group Ltd.	7,400	140,091
Nedbank Group Ltd.	12,700	277,143
Netcare Ltd.	76,300	219,870
Pioneer Foods Ltd.	24,100	263,857
Rand Merchant Insurance Holdings Ltd.	40,500	117,349
Royal Bafokeng Holdings (Pty) Ltd. (a)	15,100	102,798
Standard Bank Group Ltd.	20,100	271,312
Steinhoff International Holdings Ltd.	22,500	112,469
Steinhoff International Holdings Ltd. rights 8/1/14 (a)	4,131	616
Super Group Ltd. (a)	40,300	112,936
Transaction Capital Ltd.	367,800	220,207
Woolworths Holdings Ltd.	29,600	228,867
Zeder Investments Ltd.	444,638	241,746
TOTAL SOUTH AFRICA		3,520,500
Common Stocks - continued
	Shares	Value
Spain - 0.7%
Abengoa SA (d)	36,639	$ 212,534
Banco Santander SA	581	5,871
Banco Santander SA (Spain)	24,902	250,198
Gamesa Corporacion Tecnologica SA (a)	20,800	261,839
TOTAL SPAIN		730,442
Sweden - 0.9%
Avanza Bank Holding AB	6,100	215,766
Betsson AB (B Shares)	7,900	274,854
Fagerhult AB	17,048	338,578
Nibe Industrier AB (B Shares)	7,700	206,726
TOTAL SWEDEN		1,035,924
Switzerland - 1.6%
Autoneum Holding AG	1,880	322,729
Comet Holding AG	486	312,591
Komax Holding AG (Reg.) (a)	1,786	275,147
Lonza Group AG	1,235	137,260
TE Connectivity Ltd.	8,000	495,120
u-blox Holding AG	1,660	215,914
TOTAL SWITZERLAND		1,758,761
Taiwan - 1.3%
Advanced Semiconductor Engineering, Inc.	60,000	71,084
Advantech Co. Ltd.	13,000	100,896
Delta Electronics, Inc.	16,000	108,465
HIWIN Technologies Corp.	20,000	214,425
Largan Precision Co. Ltd.	2,000	153,278
MediaTek, Inc.	12,000	185,266
Novatek Microelectronics Corp.	32,000	161,616
San Shing Fastech Corp.	44,000	128,509
Topoint Technology Co. Ltd.	158,903	162,726
Vanguard International Semiconductor Corp.	88,000	125,625
TOTAL TAIWAN		1,411,890
Thailand - 0.4%
KCE Electronics PCL	300	385
Major Cineplex Group PCL (For. Reg.)	131,200	80,533
MC Group PCL	147,100	85,279
Mega Lifesciences PCL	171,100	112,194
Supalai PCL (For. Reg.)	302,500	224,610
TOTAL THAILAND		503,001
Common Stocks - continued
	Shares	Value
Turkey - 0.8%
Akcansa Cimento A/S	16,000	$ 98,936
Coca-Cola Icecek Sanayi A/S	9,000	225,756
Soda Sanayii AS	82,354	146,429
Turk Traktor ve Ziraat Makinalari A/S	9,000	317,108
Ulker Biskuvi Sanayi A/S	19,000	147,191
TOTAL TURKEY		935,420
United Kingdom - 3.8%
Advanced Computer Software Group PLC	268,600	541,905
Amerisur Resources PLC (a)	267,300	278,667
Ashtead Group PLC	17,800	268,512
BG Group PLC	13,100	258,322
Capita Group PLC	14,500	294,254
Compass Group PLC	12,305	200,994
Diageo PLC	6,963	209,115
Dialog Semiconductor PLC (a)	6,800	208,107
Direct Line Insurance Group PLC	16,300	78,430
Hikma Pharmaceuticals PLC	7,597	230,740
National Grid PLC	15,200	216,497
Nwf Group PLC	51,100	129,408
Prudential PLC	11,959	274,864
SABMiller PLC	3,500	191,335
Smith & Nephew PLC	13,700	235,773
TelecityGroup PLC	22,000	295,284
Telit Communications PLC (a)	74,600	283,381
Tullow Oil PLC	5,800	71,336
TOTAL UNITED KINGDOM		4,266,924
United States of America - 34.1%
3M Co.	1,500	211,335
AbbVie, Inc.	6,700	350,678
Abraxas Petroleum Corp. (a)	126,000	642,600
Access Bio, Inc. unit (a)	22,838	278,230
Activision Blizzard, Inc.	7,000	156,660
Agilent Technologies, Inc.	3,800	213,142
Air Lease Corp. Class A	10,100	347,945
Alliance Data Systems Corp. (a)	1,770	464,253
American Express Co.	3,000	264,000
AMN Healthcare Services, Inc. (a)	37,800	495,180
Apple, Inc.	2,500	238,925
Argan, Inc.	10,900	369,510
Ashford Hospitality Prime, Inc.	7,000	116,550
Common Stocks - continued
	Shares	Value
United States of America - continued
BlackRock, Inc. Class A	800	$ 243,784
Bravo Brio Restaurant Group, Inc. (a)	25,700	382,930
Brinker International, Inc.	5,089	228,191
Brocade Communications Systems, Inc.	22,500	207,225
Cadence Design Systems, Inc. (a)	23,400	393,822
Capital One Financial Corp.	3,800	302,252
Cardinal Health, Inc.	3,700	265,105
Carrizo Oil & Gas, Inc. (a)	1,900	116,679
Caterpillar, Inc.	4,800	483,600
CBRE Group, Inc. (a)	23,900	737,076
CDW Corp.	22,200	685,758
Century Casinos, Inc. (a)	100	554
Church & Dwight Co., Inc.	1,700	109,106
Cognizant Technology Solutions Corp. Class A (a)	10,800	529,740
Comcast Corp. Class A	11,200	601,776
Continental Resources, Inc. (a)	2,500	366,950
Cummins, Inc.	1,500	209,085
CVS Caremark Corp.	9,400	717,784
Cytec Industries, Inc.	2,600	262,210
Diamondback Energy, Inc. (a)	1,600	131,568
Electronic Arts, Inc. (a)	16,800	564,480
Enanta Pharmaceuticals, Inc. (a)	3,200	120,352
Enservco Corp. (a)(d)	37,400	120,054
Esterline Technologies Corp. (a)	3,200	347,360
F5 Networks, Inc. (a)	4,500	506,655
Farmer Brothers Co. (a)	23,100	472,857
FedEx Corp.	5,160	757,901
FelCor Lodging Trust, Inc.	26,100	273,267
Ferro Corp. (a)	32,000	401,280
Fidelity National Information Services, Inc.	12,000	676,800
FleetCor Technologies, Inc. (a)	450	59,756
Foot Locker, Inc.	5,000	237,650
G-III Apparel Group Ltd. (a)	5,200	403,884
Gilead Sciences, Inc. (a)	7,800	714,090
Global Payments, Inc.	7,300	505,671
Global Power Equipment Group, Inc.	7,700	126,819
Google, Inc.:
Class A (a)	1,455	843,245
Class C (a)	1,555	888,843
Grand Canyon Education, Inc. (a)	2,600	111,800
Greatbatch, Inc. (a)	3,400	168,334
Halliburton Co.	11,100	765,789
Common Stocks - continued
	Shares	Value
United States of America - continued
Hanesbrands, Inc.	7,300	$ 713,283
Harman International Industries, Inc.	2,100	227,955
Hologic, Inc. (a)	11,000	286,770
Houston Wire & Cable Co.	9,523	114,371
Howard Hughes Corp. (a)	630	91,615
Huron Consulting Group, Inc. (a)	4,400	265,936
Illinois Tool Works, Inc.	1,500	123,555
Jones Lang LaSalle, Inc.	4,000	494,800
Juniper Networks, Inc.	11,100	261,294
Kroger Co.	10,100	494,698
Liberty Tax, Inc. (a)	13,400	470,474
Lithia Motors, Inc. Class A (sub. vtg.)	2,100	186,585
M/A-COM Technology Solutions, Inc. (a)	13,800	274,620
Manitowoc Co., Inc.	16,200	430,272
Manpower, Inc.	1,700	132,413
Matador Resources Co. (a)	11,300	305,552
Matrix Service Co. (a)	7,700	206,745
McGraw Hill Financial, Inc.	6,700	537,474
McKesson Corp.	3,300	633,138
MRC Global, Inc. (a)	8,100	217,323
Msa Safety, Inc.	2,000	103,560
Multi-Color Corp.	6,000	236,220
Murphy U.S.A., Inc. (a)	5,775	285,401
Newfield Exploration Co. (a)	10,200	411,060
NVIDIA Corp.	11,800	206,500
Old Dominion Freight Lines, Inc. (a)	1,800	114,264
Opus Bank	2,700	80,190
PetSmart, Inc.	5,100	347,514
Phillips 66 Co.	7,300	592,103
Polaris Industries, Inc.	1,000	147,540
priceline.com, Inc. (a)	475	590,164
Providence Service Corp. (a)	12,300	487,203
Riverbed Technology, Inc. (a)	23,000	411,700
Saia, Inc. (a)	6,300	287,595
Skyworks Solutions, Inc.	900	45,684
SM Energy Co.	5,400	424,116
SS&C Technologies Holdings, Inc. (a)	5,200	225,212
Super Micro Computer, Inc. (a)	30,500	798,185
Synergy Resources Corp. (a)(d)	25,400	267,208
SYNNEX Corp. (a)	3,900	251,550
Tenneco, Inc. (a)	10,500	668,850
Textron, Inc.	7,600	276,412
Common Stocks - continued
	Shares	Value
United States of America - continued
Thermo Fisher Scientific, Inc.	4,400	$ 534,600
Time Warner Cable, Inc.	1,400	203,140
Total System Services, Inc.	12,500	400,000
U.S. Bancorp	4,100	172,323
U.S. Physical Therapy, Inc.	6,800	237,592
Union Pacific Corp.	5,600	550,536
United Parcel Service, Inc. Class B	1,100	106,799
Universal Electronics, Inc. (a)	3,100	147,653
Verizon Communications, Inc.	8,700	438,654
WABCO Holdings, Inc. (a)	2,500	243,700
Wyndham Worldwide Corp.	6,900	521,295
Yum! Brands, Inc.	5,600	388,640
TOTAL UNITED STATES OF AMERICA		37,863,126
TOTAL COMMON STOCKS (Cost $100,943,466)		110,285,774
Nonconvertible Preferred Stocks - 0.3%

Brazil - 0.2%
Lojas Americanas SA (PN)	34,200	217,825
Colombia - 0.1%
Banco Davivienda SA	8,040	136,146
India - 0.0%
Zee Entertainment Enterprises Ltd.	302,169	3,976
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $341,476)		357,947
Money Market Funds - 1.2%

Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c) (Cost $1,319,553)	1,319,553	1,319,553
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $102,604,495)		111,963,274
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(1,017,375)
NET ASSETS - 100%		$ 110,945,899
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) A portion of the security sold on a delayed delivery basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 603
Fidelity Securities Lending Cash Central Fund	14,247
Total	$ 14,850
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 19,003,186	$ 13,221,981	$ 5,781,205	$ -
Consumer Staples	7,335,031	5,490,737	1,844,294	-
Energy	9,730,504	8,534,921	1,195,583	-
Financials	14,926,573	9,477,673	5,448,900	-
Health Care	11,538,916	8,015,352	3,523,564	-
Industrials	18,590,255	13,284,109	5,306,146	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Information Technology	$ 22,231,983	$ 14,992,999	$ 7,238,984	$ -
Materials	4,990,581	2,783,454	2,207,127	-
Telecommunication Services	1,131,241	738,614	392,627	-
Utilities	1,165,451	489,172	676,279	-
Money Market Funds	1,319,553	1,319,553	-	-
Total Investments in Securities:	$ 111,963,274	$ 78,348,565	$ 33,614,709	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 4,687,273
Level 2 to Level 1	$ 0
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $102,732,443. Net unrealized appreciation aggregated $9,230,831, of which $11,560,870 related to appreciated investment securities and $2,330,039 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Value Leaders Fund Class A
Class T
Class B
Class C
Institutional Class

July 31, 2014

1.804852.110

AVLF-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value
CONSUMER DISCRETIONARY - 6.1%
Auto Components - 1.1%
Johnson Controls, Inc.	7,003	$ 330,822
Automobiles - 2.0%
Ford Motor Co.	15,573	265,052
General Motors Co.	9,900	334,818
		599,870
Diversified Consumer Services - 0.3%
DeVry, Inc.	2,167	86,615
Media - 1.3%
Time Warner Cable, Inc.	1,300	188,630
Time Warner, Inc.	2,300	190,946
		379,576
Specialty Retail - 1.4%
Foot Locker, Inc.	2,800	133,084
Gap, Inc.	3,000	120,330
Office Depot, Inc. (a)	30,200	151,302
		404,716
TOTAL CONSUMER DISCRETIONARY		1,801,599
CONSUMER STAPLES - 6.2%
Beverages - 0.4%
PepsiCo, Inc.	1,300	114,530
Food & Staples Retailing - 1.9%
CVS Caremark Corp.	2,690	205,408
Wal-Mart Stores, Inc.	4,642	341,558
		546,966
Food Products - 2.0%
Dean Foods Co.	9,000	137,880
Kraft Foods Group, Inc.	4,833	258,976
Mondelez International, Inc.	5,402	194,472
		591,328
Household Products - 1.9%
Procter & Gamble Co.	7,229	558,946
TOTAL CONSUMER STAPLES		1,811,770
ENERGY - 13.0%
Energy Equipment & Services - 1.9%
National Oilwell Varco, Inc.	1,500	121,560
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Schlumberger Ltd.	1,900	$ 205,941
Weatherford International Ltd. (a)	9,650	215,871
		543,372
Oil, Gas & Consumable Fuels - 11.1%
Anadarko Petroleum Corp.	6,400	683,840
Apache Corp.	4,468	458,685
Chevron Corp.	1,825	235,863
Exxon Mobil Corp.	13,801	1,365,472
Occidental Petroleum Corp.	5,537	541,020
		3,284,880
TOTAL ENERGY		3,828,252
FINANCIALS - 26.4%
Banks - 12.6%
Bank of America Corp.	25,855	394,289
Citigroup, Inc.	15,925	778,892
Fifth Third Bancorp	18,905	387,174
JPMorgan Chase & Co.	13,725	791,521
KeyCorp	28,981	392,403
U.S. Bancorp	6,071	255,164
Wells Fargo & Co.	10,926	556,133
Zions Bancorporation	5,454	157,184
		3,712,760
Capital Markets - 4.8%
Ares Capital Corp.	16,130	269,532
Bank of New York Mellon Corp.	1,800	70,272
E*TRADE Financial Corp. (a)	13,590	285,662
Goldman Sachs Group, Inc.	1,383	239,079
Raymond James Financial, Inc.	5,041	256,839
State Street Corp.	4,232	298,102
		1,419,486
Consumer Finance - 2.0%
Capital One Financial Corp.	5,500	437,470
Springleaf Holdings, Inc. (d)	5,500	143,990
		581,460
Diversified Financial Services - 0.4%
IntercontinentalExchange Group, Inc.	600	115,332
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 4.1%
AFLAC, Inc.	6,300	$ 376,362
Allstate Corp.	2,840	165,998
American International Group, Inc.	4,564	237,237
FNF Group	7,995	216,744
MetLife, Inc.	2,700	142,020
The Chubb Corp.	887	76,912
		1,215,273
Real Estate Investment Trusts - 2.5%
CBL & Associates Properties, Inc.	11,200	209,440
Senior Housing Properties Trust (SBI)	7,100	162,306
Washington Prime Group, Inc. (a)	20,450	386,301
		758,047
TOTAL FINANCIALS		7,802,358
HEALTH CARE - 14.0%
Health Care Equipment & Supplies - 0.4%
Boston Scientific Corp. (a)	8,300	106,074
Health Care Providers & Services - 1.4%
HCA Holdings, Inc. (a)	1,400	91,434
Humana, Inc.	2,800	329,420
		420,854
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	3,200	179,488
Pharmaceuticals - 11.6%
AbbVie, Inc.	1,500	78,510
Johnson & Johnson	7,800	780,702
Merck & Co., Inc.	15,950	905,003
Pfizer, Inc.	40,278	1,155,979
Teva Pharmaceutical Industries Ltd. sponsored ADR	4,900	262,150
Zoetis, Inc. Class A	7,697	253,308
		3,435,652
TOTAL HEALTH CARE		4,142,068
INDUSTRIALS - 7.3%
Air Freight & Logistics - 1.2%
FedEx Corp.	2,500	367,200
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 0.5%
URS Corp.	2,628	$ 150,506
Industrial Conglomerates - 4.5%
General Electric Co.	52,549	1,321,607
Machinery - 0.4%
Caterpillar, Inc.	1,035	104,276
Road & Rail - 0.7%
Hertz Global Holdings, Inc. (a)	7,300	206,006
TOTAL INDUSTRIALS		2,149,595
INFORMATION TECHNOLOGY - 13.0%
Communications Equipment - 1.5%
Cisco Systems, Inc.	11,664	294,283
Juniper Networks, Inc.	6,600	155,364
		449,647
Internet Software & Services - 0.3%
Yahoo!, Inc. (a)	2,700	96,687
IT Services - 1.4%
EVERTEC, Inc.	11,400	254,904
Xerox Corp.	10,601	140,569
		395,473
Semiconductors & Semiconductor Equipment - 1.7%
Intel Corp.	14,862	503,673
Software - 7.6%
Activision Blizzard, Inc.	20,526	459,372
Citrix Systems, Inc. (a)	4,500	304,785
Comverse, Inc. (a)	22,729	583,681
Symantec Corp.	13,848	327,644
Verint Systems, Inc. (a)	12,308	577,738
		2,253,220
Technology Hardware, Storage & Peripherals - 0.5%
Hewlett-Packard Co.	4,158	148,066
TOTAL INFORMATION TECHNOLOGY		3,846,766
MATERIALS - 3.8%
Chemicals - 0.3%
Axiall Corp.	1,000	42,830
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
The Dow Chemical Co.	441	$ 22,522
Tronox Ltd. Class A	700	18,578
		83,930
Containers & Packaging - 0.7%
Crown Holdings, Inc. (a)	4,275	199,001
Metals & Mining - 2.8%
Agnico Eagle Mines Ltd. (Canada)	8,700	323,472
Freeport-McMoRan Copper & Gold, Inc.	13,649	508,016
		831,488
TOTAL MATERIALS		1,114,419
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	12,933	460,285
Level 3 Communications, Inc. (a)	2,900	127,542
		587,827
Wireless Telecommunication Services - 0.6%
T-Mobile U.S., Inc. (a)	5,406	178,074
TOTAL TELECOMMUNICATION SERVICES		765,901
UTILITIES - 2.5%
Electric Utilities - 2.1%
Exelon Corp.	15,700	487,956
FirstEnergy Corp.	2,600	81,146
PPL Corp.	1,800	59,382
		628,484
Independent Power Producers & Energy Traders - 0.4%
Calpine Corp. (a)	4,700	103,588
TOTAL UTILITIES		732,072
TOTAL COMMON STOCKS (Cost $26,126,827)		27,994,800
Money Market Funds - 4.2%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	1,096,913	$ 1,096,913
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	151,250	151,250
TOTAL MONEY MARKET FUNDS (Cost $1,248,163)		1,248,163
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $27,374,990)		29,242,963
NET OTHER ASSETS (LIABILITIES) - 0.9%		276,924
NET ASSETS - 100%		$ 29,519,887
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,427
Fidelity Securities Lending Cash Central Fund	246
Total	$ 1,673
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $27,929,124. Net unrealized appreciation aggregated $1,313,839, of which $2,615,887 related to appreciated investment securities and $1,302,048 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Emerging Asia Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2014

1.804857.110

AEA-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
Bermuda - 2.8%
BW Offshore Ltd.	117,300	$ 155,807
Cafe de Coral Holdings Ltd.	196,000	698,451
CSI Properties Ltd.	14,580,000	618,473
Great Eagle Holdings Ltd.	442,000	1,596,142
Hongkong Land Holdings Ltd.	217,000	1,483,214
Huabao International Holdings Ltd.	420,000	304,981
Luk Fook Holdings International Ltd.	159,000	493,834
Noble Group Ltd.	930,000	1,052,791
Oriental Watch Holdings Ltd.	1,280,000	312,315
PAX Global Technology Ltd. (a)	1,082,000	829,400
Yue Yuen Industrial (Holdings) Ltd.	263,500	880,574
TOTAL BERMUDA		8,425,982
British Virgin Islands - 0.0%
Michael Kors Holdings Ltd. (a)	1,600	130,368
Cayman Islands - 10.7%
AAC Technology Holdings, Inc.	128,500	761,878
Baidu.com, Inc. sponsored ADR (a)	1,600	345,680
Best Pacific International Holdings Ltd.	886,000	277,008
Casetek Holdings	27,000	154,688
China Liansu Group Holdings Ltd.	53,000	31,183
China Lilang Ltd.	197,000	129,268
China Lodging Group Ltd. ADR (a)	38,800	968,060
China Resources Cement Holdings Ltd.	2,201,972	1,590,081
China Sanjiang Fine Chemicals Ltd.	1,262,000	452,219
Cimc Enric Holdings Ltd.	188,000	223,851
Ctrip.com International Ltd. sponsored ADR (a)	4,700	300,941
Daqo New Energy Corp. ADR (a)	2,100	52,248
ENN Energy Holdings Ltd.	114,000	806,345
GCL-Poly Energy Holdings Ltd. (a)(d)	5,772,000	1,863,398
Goodbaby International Holdings Ltd.	558,000	279,674
Greatview Aseptic Pack Co. Ltd.	704,000	548,017
Home Inns & Hotels Management, Inc. sponsored ADR (a)	4,700	167,696
Hosa International Ltd.	1,420,000	431,278
iKang Healthcare Group, Inc. sponsored ADR	1,900	35,644
KWG Property Holding Ltd.	2,601,500	1,899,394
Lifestyle International Holdings Ltd.	749,500	1,462,041
Longfor Properties Co. Ltd.	576,000	827,958
MGM China Holdings Ltd.	403,600	1,475,823
Sands China Ltd.	389,200	2,857,386
Silicon Motion Technology Corp. sponsored ADR	14,200	327,452
Sitoy Group Holdings Ltd.	484,000	335,234
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
SOHO China Ltd.	693,500	$ 583,011
SouFun Holdings Ltd. ADR (d)	55,100	631,997
Tencent Holdings Ltd.	553,500	8,988,707
Value Partners Group Ltd.	921,000	667,388
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	52,500	1,617,525
Xinyi Glass Holdings Ltd.	292,000	170,788
Yingde Gases Group Co. Ltd.	550,000	600,294
Zhen Ding Technology Holding Ltd.	222,400	664,770
TOTAL CAYMAN ISLANDS		32,528,925
China - 15.1%
Aluminum Corp. of China Ltd. (H Shares) (a)	2,722,000	1,251,210
Anhui Conch Cement Co. Ltd. (H Shares)	277,500	1,038,214
Bank of China Ltd. (H Shares)	10,825,000	5,173,147
BBMG Corp. (H Shares)	165,000	128,512
China Communications Construction Co. Ltd. (H Shares)	1,982,000	1,499,975
China Construction Bank Corp. (H Shares)	8,928,000	6,830,992
China Longyuan Power Grid Corp. Ltd. (H Shares)	520,000	528,364
China Merchants Bank Co. Ltd. (H Shares)	965,000	1,950,211
China Pacific Insurance Group Co. Ltd. (H Shares)	815,200	3,201,842
China Petroleum & Chemical Corp. (H Shares)	4,178,000	4,090,281
China Railway Construction Corp. Ltd. (H Shares)	884,500	847,775
China Railway Group Ltd. (H Shares)	3,237,000	1,731,151
China Shenhua Energy Co. Ltd. (H Shares)	875,500	2,574,336
China Suntien Green Energy Corp. Ltd. (H Shares)	1,553,900	482,077
Chongqing Changan Automobile Co. Ltd. (B Shares)	105,613	226,610
CSR Corp. Ltd. (H Shares)	2,249,000	2,011,426
Guangdong Kelon Electrical Holdings Ltd. Series H (a)	370,000	470,729
Guangzhou R&F Properties Co. Ltd. (H Shares)	406,400	595,845
Huadian Fuxin Energy Corp. Ltd. (H Shares)	2,010,000	1,022,857
Huadian Power International Corp. Ltd. (H Shares)	1,996,000	1,230,667
Industrial & Commercial Bank of China Ltd. (H Shares)	4,031,000	2,749,213
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	383,500	3,258,600
Shanghai Electric Group Co. Ltd. (H Shares)	2,176,000	965,421
Sinotrans Ltd. (H Shares)	1,287,000	797,080
Weichai Power Co. Ltd. (H Shares)	259,000	1,128,577
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	140,000	387,370
TOTAL CHINA		46,172,482
Hong Kong - 9.9%
AIA Group Ltd.	1,387,200	7,431,786
Champion (REIT)	1,908,000	886,382
Common Stocks - continued
	Shares	Value
Hong Kong - continued
China Power International Development Ltd.	1,648,000	$ 691,023
Dah Chong Hong Holdings Ltd.	1,637,000	999,263
Dah Sing Banking Group Ltd.	192,400	343,516
Dah Sing Financial Holdings Ltd.	136,000	771,748
Far East Horizon Ltd.	1,442,000	1,105,753
Fosun International Ltd.	562,500	711,500
Galaxy Entertainment Group Ltd.	294,000	2,472,441
HKT Trust/HKT Ltd. unit	2,035,500	2,404,049
Hutchison Whampoa Ltd.	299,000	4,056,068
Hysan Development Co. Ltd.	333,000	1,594,005
Lenovo Group Ltd.	1,406,000	1,917,906
Magnificent Estates Ltd.	2,296,000	114,832
PCCW Ltd.	2,157,000	1,326,256
Singamas Container Holdings Ltd.	616,000	117,500
Techtronic Industries Co. Ltd.	94,000	281,745
Vitasoy International Holdings Ltd.	550,000	707,671
Wheelock and Co. Ltd.	447,000	2,253,873
TOTAL HONG KONG		30,187,317
India - 9.1%
Apollo Tyres Ltd.	158,882	454,421
Axis Bank Ltd.	244,040	1,614,219
Balkrishna Industries Ltd. (a)	6,513	84,546
Bharat Petroleum Corp. Ltd.	55,718	530,428
Bharti Infratel Ltd. (a)	223,857	945,484
Cox & Kings India Ltd.	176,341	767,067
Engineers India Ltd.	40,101	184,508
Havells India Ltd.	13,915	274,065
HCL Technologies Ltd.	62,436	1,600,212
Hexaware Technologies Ltd.	127,769	297,754
Housing Development Finance Corp. Ltd.	189,249	3,314,329
IL&FS Transportation Networks Ltd.	30,689	116,764
Ipca Laboratories Ltd.	33,383	391,375
Lupin Ltd.	55,344	1,169,822
Mahindra & Mahindra Ltd.	39,252	772,710
Max India Ltd.	86,861	438,573
McLeod Russel India Ltd.	66,079	305,363
MindTree Consulting Ltd.	76,440	1,322,716
Mphasis BFL Ltd.	35,444	265,286
MRF Ltd.	1,254	482,074
NIIT Technologies Ltd.	52,860	327,102
NTPC Ltd.	484,105	1,154,180
Common Stocks - continued
	Shares	Value
India - continued
Persistent Systems Ltd.	1,732	$ 35,455
Petronet LNG Ltd.	312,748	940,133
Punjab National Bank	51,263	820,210
Redington India Ltd.	112,511	183,347
Reliance Infrastructure Ltd. (a)	34,936	423,988
Shriram City Union Finance Ltd.	30,158	842,730
Sintex Industries Ltd.	114,911	160,157
Sun Pharmaceutical Industries Ltd.	120,304	1,563,254
Tata Motors Ltd.	291,011	2,128,758
Tata Power Co. Ltd.	437,740	702,142
The Jammu & Kashmir Bank Ltd.	33,980	894,260
UPL Ltd.	132,134	714,786
Yes Bank Ltd.	182,949	1,612,874
TOTAL INDIA		27,835,092
Indonesia - 2.0%
PT Adaro Energy Tbk	3,058,500	307,705
PT Bank Mandiri (Persero) Tbk	2,334,500	2,031,379
PT Bank Rakyat Indonesia Tbk	3,048,500	2,924,034
PT BISI International Tbk	2,258,600	98,706
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	4,305,000	770,989
TOTAL INDONESIA		6,132,813
Israel - 0.0%
Sarine Technologies Ltd.	66,000	150,158
Japan - 0.7%
Fuji Media Holdings, Inc.	34,500	550,974
KDDI Corp.	11,400	655,305
SoftBank Corp.	4,000	287,553
Suzuki Motor Corp.	22,300	744,151
TOTAL JAPAN		2,237,983
Korea (South) - 19.0%
AMOREPACIFIC Corp.	567	972,968
AMOREPACIFIC Group, Inc.	1,505	1,291,773
Bgf Retail (a)	4,825	300,334
CJ E&M Corp. (a)	3,046	114,577
CJ O Shopping Co. Ltd.	866	331,250
Cosmax Bti, Inc.	780	32,597
Coway Co. Ltd.	11,018	949,595
Daesang Corp.	19,320	958,147
Dongbu Insurance Co. Ltd.	15,258	863,758
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Dongwon Industries Co.	478	$ 153,031
E1 Corp.	2,359	164,711
Fila Korea Ltd.	1,782	154,981
GAMEVIL, Inc. (a)	2,162	217,785
GS Retail Co. Ltd.	13,872	293,817
Hanwha Corp.	26,490	750,705
Hy-Lok Corp.	15,676	514,397
Hyundai Hysco Co. Ltd.	24,943	1,996,257
Hyundai Mobis	11,884	3,549,524
Hyundai Motor Co.	22,305	5,279,472
I-Sens, Inc. (a)	597	28,243
Interpark Corp.	25,978	280,891
InterPark INT Corp.	6,599	120,813
KEPCO Plant Service & Engineering Co. Ltd.	14,048	1,010,558
Kia Motors Corp.	48,462	2,844,582
Korea Zinc Co. Ltd.	2,777	1,111,766
Kumho Petro Chemical Co. Ltd.	3,183	277,426
LG Household & Health Care Ltd.	4,270	1,982,758
NAVER Corp.	1,642	1,172,294
Samsung Electronics Co. Ltd.	13,646	17,658,273
Samsung Fire & Marine Insurance Co. Ltd.	7,413	2,031,571
Samsung SDI Co. Ltd.	9,382	1,444,436
Shinhan Financial Group Co. Ltd.	85,660	4,229,934
SK Hynix, Inc. (a)	83,310	3,624,253
SK Telecom Co. Ltd.	4,001	1,026,915
Sung Kwang Bend Co. Ltd.	12,850	247,529
TOTAL KOREA (SOUTH)		57,981,921
Malaysia - 3.3%
Glomac Bhd	439,300	164,585
Malayan Banking Bhd	756,561	2,332,979
Malaysian Plantations Bhd	536,700	818,295
Media Prima Bhd	391,600	304,225
SapuraKencana Petroleum Bhd	695,500	935,272
Sunway Bhd	314,900	315,480
Tenaga Nasional Bhd	894,000	3,468,646
YTL Corp. Bhd	3,437,000	1,686,717
TOTAL MALAYSIA		10,026,199
Mauritius - 0.1%
MakeMyTrip Ltd. (a)	9,600	290,592
Common Stocks - continued
	Shares	Value
Philippines - 1.5%
Alliance Global Group, Inc.	1,947,900	$ 1,166,351
D&L Industries, Inc.	608,000	151,380
Holcim Philippines, Inc.	100,600	30,904
Metropolitan Bank & Trust Co.	502,180	984,458
Philippine National Bank (a)	20,976	43,046
Security Bank Corp.	714,296	1,958,364
Vista Land & Lifescapes, Inc.	1,051,700	141,206
TOTAL PHILIPPINES		4,475,709
Singapore - 5.2%
Cordlife Group Ltd.	157,000	144,126
Ezion Holdings Ltd.	754,000	1,291,268
First Resources Ltd.	378,000	682,011
Goodpack Ltd.	48,000	94,432
Keppel Corp. Ltd.	325,000	2,848,623
Mapletree Industrial (REIT)	1,318,850	1,482,304
Singapore Telecommunications Ltd.	1,180,000	3,837,955
United Overseas Bank Ltd.	209,000	4,033,419
Wing Tai Holdings Ltd.	546,000	861,603
Yanlord Land Group Ltd.	481,000	464,329
TOTAL SINGAPORE		15,740,070
Taiwan - 12.1%
Acer, Inc. (a)	1,202,000	950,343
Advanced Semiconductor Engineering, Inc.	1,913,000	2,266,386
ASUSTeK Computer, Inc.	95,000	1,001,479
Catcher Technology Co. Ltd.	251,000	2,046,585
Cleanaway Co. Ltd.	25,000	144,913
Delta Electronics, Inc.	330,000	2,237,088
Fubon Financial Holding Co. Ltd.	1,774,000	2,778,141
Giant Manufacturing Co. Ltd.	63,000	515,502
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,680,000	5,742,954
HTC Corp.	128,000	557,105
King Slide Works Co. Ltd.	11,000	145,226
Merida Industry Co. Ltd.	41,000	319,388
Novatek Microelectronics Corp.	321,000	1,621,208
Pegatron Corp.	351,000	663,517
Sinopac Holdings Co.	3,899,178	1,824,127
Taishin Financial Holdings Co. Ltd.	3,958,210	2,107,356
Taiwan Semiconductor Manufacturing Co. Ltd.	2,759,393	11,036,504
Common Stocks - continued
	Shares	Value
Taiwan - continued
Tongtai Machine & Tool Co. Ltd.	146,000	$ 163,117
Vanguard International Semiconductor Corp.	496,000	708,066
TOTAL TAIWAN		36,829,005
Thailand - 3.6%
Charoen Pokphand Foods PCL (For. Reg.)	641,900	531,103
Delta Electronics PCL (For. Reg.)	588,100	1,131,242
Jasmine International Public Co. Ltd.	1,157,300	268,225
Kasikornbank PCL (For. Reg.)	375,600	2,466,699
Preuksa Real Estate PCL (For. Reg.)	2,156,500	2,231,226
Quality Houses PCL	5,235,600	636,497
Shin Corp. PLC NVDR	773,700	1,641,689
Thai Beverage PCL	3,751,000	1,839,047
Thai Tap Water Supply PCL (For. Reg.)	513,300	191,322
Thanachart Capital PCL (For. Reg.)	155,000	170,275
TOTAL THAILAND		11,107,325
United Kingdom - 0.2%
Standard Chartered PLC (United Kingdom)	27,351	568,897
United States of America - 0.8%
Cognizant Technology Solutions Corp. Class A (a)	29,900	1,466,595
Las Vegas Sands Corp.	14,800	1,092,980
TOTAL UNITED STATES OF AMERICA		2,559,575
TOTAL COMMON STOCKS (Cost $235,599,074)		293,380,413
Money Market Funds - 3.9%

Fidelity Cash Central Fund, 0.11% (b)	9,399,163	9,399,163
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	2,423,750	2,423,750
TOTAL MONEY MARKET FUNDS (Cost $11,822,913)		11,822,913
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $247,421,987)		305,203,326
NET OTHER ASSETS (LIABILITIES) - 0.0%		133,787
NET ASSETS - 100%		$ 305,337,113
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,374
Fidelity Securities Lending Cash Central Fund	6,038
Total	$ 9,412
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 38,069,432	$ 2,950,637	$ 35,118,795	$ -
Consumer Staples	11,307,685	-	11,307,685	-
Energy	11,307,307	155,807	11,151,500	-
Financials	93,823,650	568,897	93,254,753	-
Health Care	4,949,989	1,653,169	3,296,820	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Industrials	$ 21,589,164	$ -	$ 21,589,164	$ -
Information Technology	76,116,109	2,823,972	73,292,137	-
Materials	11,752,684	-	11,752,684	-
Telecommunication Services	12,393,431	-	12,393,431	-
Utilities	12,070,962	-	12,070,962	-
Money Market Funds	11,822,913	11,822,913	-	-
Total Investments in Securities:	$ 305,203,326	$ 19,975,395	$ 285,227,931	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 179,769,360
Level 2 to Level 1	$ 0
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $247,689,783. Net unrealized appreciation aggregated $57,513,543, of which $62,860,272 related to appreciated investment securities and $5,346,729 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Diversified
International Fund
Class A
Class T
Class B
Class C
Institutional Class
Class Z

July 31, 2014

1.804845.110

ADIF-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value (000s)
Argentina - 0.2%
YPF SA Class D sponsored ADR	85,100	$ 3,011
Australia - 3.4%
ALS Ltd. (e)	400,318	2,870
Ansell Ltd.	258,534	4,539
Australia & New Zealand Banking Group Ltd.	628,447	19,621
BHP Billiton Ltd. sponsored ADR (e)	267,636	19,026
CSL Ltd.	167,531	10,438
Spotless Group Holdings Ltd.	1,258,126	2,144
Telstra Corp. Ltd.	631,653	3,203
Woodside Petroleum Ltd.	160,333	6,294
TOTAL AUSTRALIA		68,135
Austria - 0.1%
Andritz AG	52,900	2,869
Bailiwick of Guernsey - 0.5%
Friends Life Group Ltd.	1,651,318	9,264
Bailiwick of Jersey - 1.9%
Experian PLC	456,500	7,838
Shire PLC	183,500	15,104
Wolseley PLC	124,370	6,501
WPP PLC	493,924	9,832
TOTAL BAILIWICK OF JERSEY		39,275
Belgium - 2.8%
Anheuser-Busch InBev SA NV	269,031	29,037
Arseus NV	54,000	2,912
KBC Groupe SA (a)	370,977	20,203
UCB SA	54,600	5,018
TOTAL BELGIUM		57,170
Bermuda - 0.6%
BW LPG Ltd.	356,167	4,618
Golar LNG Ltd.	76,300	4,701
Noble Group Ltd.	1,785,000	2,021
TOTAL BERMUDA		11,340
Canada - 4.1%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	515,100	14,097
AutoCanada, Inc.	36,900	2,453
Canadian Natural Resources Ltd.	135,400	5,902
CGI Group, Inc. Class A (sub. vtg.) (a)	434,300	15,578
Constellation Software, Inc.	29,100	6,912
Common Stocks - continued
	Shares	Value (000s)
Canada - continued
First Quantum Minerals Ltd.	238,600	$ 5,659
Imperial Oil Ltd.	96,200	4,936
Keyera Corp.	26,600	1,991
Potash Corp. of Saskatchewan, Inc.	214,700	7,622
PrairieSky Royalty Ltd.	17,900	647
Suncor Energy, Inc.	265,200	10,889
Tourmaline Oil Corp. (a)	90,200	4,246
TransForce, Inc.	104,800	2,650
TOTAL CANADA		83,582
Cayman Islands - 1.7%
Baidu.com, Inc. sponsored ADR (a)	4,700	1,015
GCL-Poly Energy Holdings Ltd. (a)	16,510,000	5,330
Greatview Aseptic Pack Co. Ltd.	3,658,000	2,848
Melco Crown Entertainment Ltd. sponsored ADR	132,600	4,402
PW Medtech Group Ltd. (a)	5,938,000	3,088
Sands China Ltd.	1,533,600	11,259
Tencent Holdings Ltd.	196,800	3,196
Yingde Gases Group Co. Ltd.	1,943,000	2,121
TOTAL CAYMAN ISLANDS		33,259
Denmark - 2.6%
A.P. Moller - Maersk A/S Series B	802	1,871
Genmab A/S (a)	132,800	5,326
ISS Holdings A/S (a)	82,600	2,655
Novo Nordisk A/S Series B	808,440	37,214
Vestas Wind Systems A/S (a)	108,034	4,887
TOTAL DENMARK		51,953
Finland - 0.5%
Nokia Corp.	647,900	5,133
Sampo Oyj (A Shares)	113,300	5,644
TOTAL FINLAND		10,777
France - 5.3%
Air Liquide SA	61,160	7,782
Atos Origin SA	49,027	3,831
AXA SA	444,800	10,239
BNP Paribas SA	250,943	16,633
Bureau Veritas SA	310,900	8,014
Cap Gemini SA	48,600	3,529
Kering SA	30,600	6,554
LVMH Moet Hennessy - Louis Vuitton SA	16,998	2,927
Common Stocks - continued
	Shares	Value (000s)
France - continued
Numericable Group SA (a)(e)	33,900	$ 1,875
Publicis Groupe SA	142,710	10,386
Rexel SA	181,500	3,520
Sanofi SA	223,144	23,428
Schneider Electric SA	72,200	6,112
Tarkett SA	77,632	2,495
TOTAL FRANCE		107,325
Germany - 5.6%
adidas AG	47,500	3,779
BASF AG	111,710	11,614
Bayer AG	211,652	28,035
Brenntag AG	25,200	4,058
Continental AG	34,600	7,487
Drillisch AG	49,200	1,855
Fresenius SE & Co. KGaA	98,100	14,699
Gerry Weber International AG (Bearer)	54,200	2,478
Linde AG	53,347	10,922
OSRAM Licht AG (a)	32,229	1,309
ProSiebenSat.1 Media AG	90,800	3,826
SAP AG (e)	252,565	19,850
SMA Solar Technology AG (a)(e)	28,700	778
Symrise AG	58,000	3,045
TOTAL GERMANY		113,735
Hong Kong - 1.7%
AIA Group Ltd.	4,322,000	23,155
Galaxy Entertainment Group Ltd.	1,059,000	8,906
Melco International Development Ltd.	679,000	2,017
TOTAL HONG KONG		34,078
India - 2.0%
Apollo Hospitals Enterprise Ltd.	199,507	3,325
HDFC Bank Ltd.	835,563	12,050
Housing Development Finance Corp. Ltd.	637,007	11,156
ITC Ltd.	1,141,123	6,678
Lupin Ltd.	127,912	2,704
Pidilite Industries Ltd.	524,041	3,211
United Spirits Ltd.	29,347	1,139
TOTAL INDIA		40,263
Common Stocks - continued
	Shares	Value (000s)
Indonesia - 0.3%
PT Bank Central Asia Tbk	3,251,500	$ 3,254
PT Bank Rakyat Indonesia Tbk	2,107,000	2,021
TOTAL INDONESIA		5,275
Ireland - 1.9%
Actavis PLC (a)	50,000	10,713
DCC PLC (United Kingdom)	71,500	4,087
Greencore Group PLC	1,069,521	4,772
Perrigo Co. PLC	71,900	10,817
Ryanair Holdings PLC sponsored ADR (a)	147,800	7,832
TOTAL IRELAND		38,221
Israel - 1.1%
Check Point Software Technologies Ltd. (a)	76,500	5,192
Teva Pharmaceutical Industries Ltd. sponsored ADR	306,500	16,398
TOTAL ISRAEL		21,590
Italy - 0.9%
Telecom Italia SpA (a)	2,528,504	2,914
UniCredit SpA	1,172,216	9,198
World Duty Free SpA (a)	554,440	6,333
TOTAL ITALY		18,445
Japan - 18.3%
ACOM Co. Ltd. (a)(e)	680,000	2,677
Ain Pharmaciez, Inc.	77,700	3,618
Aozora Bank Ltd.	1,812,000	6,157
Astellas Pharma, Inc.	1,219,200	16,533
Daiichikosho Co. Ltd.	74,400	2,207
Don Quijote Holdings Co. Ltd.	206,600	11,163
Fast Retailing Co. Ltd.	12,600	4,160
Fuji Heavy Industries Ltd.	138,000	3,935
GMO Internet, Inc.	337,000	3,677
Honda Motor Co. Ltd. sponsored ADR	284,506	9,924
Hoya Corp.	618,900	20,039
Japan Exchange Group, Inc.	334,200	7,604
Japan Tobacco, Inc.	686,800	24,153
KDDI Corp.	224,600	12,911
Keyence Corp.	46,800	20,388
Komatsu Ltd.	440,400	9,767
Leopalace21 Corp. (a)	500,100	2,226
Medical System Network Co. Ltd. (e)	752,500	2,619
Misumi Group, Inc.	34,800	1,109
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Mitsubishi Electric Corp.	436,000	$ 5,756
Mitsubishi UFJ Financial Group, Inc.	3,394,600	20,019
Nagaileben Co. Ltd.	117,000	2,359
Nakanishi, Inc.	68,000	2,881
NEC Corp.	3,756,000	14,501
NGK Spark Plug Co. Ltd. (a)	106,000	3,169
Nippon Telegraph & Telephone Corp.	147,700	9,808
Nitori Holdings Co. Ltd.	86,000	4,831
Olympus Corp. (a)	71,500	2,573
OMRON Corp.	163,100	7,234
ORIX Corp.	2,406,700	38,899
Park24 Co. Ltd.	116,100	2,130
Rakuten, Inc.	1,504,600	19,760
Sanix, Inc. (a)(e)	338,800	4,004
Seven & i Holdings Co., Ltd.	224,200	9,330
SHIMANO, Inc.	53,700	6,269
Shinsei Bank Ltd.	1,985,000	4,197
Ship Healthcare Holdings, Inc.	95,400	3,117
SoftBank Corp.	332,600	23,910
Suzuki Motor Corp.	154,500	5,156
Toshiba Plant Systems & Services Corp.	299,700	4,753
Tsuruha Holdings, Inc.	112,800	6,475
VT Holdings Co. Ltd.	554,900	2,975
TOTAL JAPAN		368,973
Korea (South) - 1.1%
AMOREPACIFIC Group, Inc.	2,056	1,765
Hyundai Motor Co.	23,148	5,479
NAVER Corp.	10,009	7,146
Orion Corp.	6,412	5,842
Samsung Electronics Co. Ltd.	1,538	1,990
TOTAL KOREA (SOUTH)		22,222
Luxembourg - 1.2%
Altice S.A.	236,077	13,547
Eurofins Scientific SA	38,800	11,583
TOTAL LUXEMBOURG		25,130
Marshall Islands - 0.0%
Navigator Holdings Ltd. (a)	15,383	428
Mexico - 0.2%
America Movil S.A.B. de CV Series L sponsored ADR	197,100	4,646
Common Stocks - continued
	Shares	Value (000s)
Netherlands - 2.7%
AEGON NV	2,212,100	$ 17,939
AerCap Holdings NV (a)	77,600	3,386
IMCD Group BV	106,700	3,286
LyondellBasell Industries NV Class A	70,000	7,438
Unilever NV (Certificaten Van Aandelen) (Bearer)	524,200	21,574
TOTAL NETHERLANDS		53,623
New Zealand - 0.1%
Ryman Healthcare Group Ltd.	388,844	2,676
Norway - 0.2%
Telenor ASA	204,800	4,721
Philippines - 0.4%
Alliance Global Group, Inc.	12,374,454	7,409
Singapore - 0.4%
Ezion Holdings Ltd.	1,233,000	2,112
United Overseas Bank Ltd.	329,000	6,349
TOTAL SINGAPORE		8,461
South Africa - 0.9%
Naspers Ltd. Class N	142,100	17,634
Spain - 2.0%
Amadeus IT Holding SA Class A	245,000	9,678
Atresmedia Corporacion de Medios de Comunicacion SA	11,982	176
Criteria CaixaCorp SA	867,216	5,224
Grifols SA ADR	118,719	4,353
Inditex SA	678,093	19,844
TOTAL SPAIN		39,275
Sweden - 2.2%
ASSA ABLOY AB (B Shares)	100,600	4,958
Nordea Bank AB	981,600	13,205
Svenska Cellulosa AB (SCA) (B Shares)	644,300	15,925
Svenska Handelsbanken AB (A Shares)	212,000	10,255
TOTAL SWEDEN		44,343
Switzerland - 5.0%
Actelion Ltd.	47,876	5,790
Compagnie Financiere Richemont SA Series A	113,494	10,822
Nestle SA	201,322	14,906
Roche Holding AG (participation certificate)	91,362	26,514
Common Stocks - continued
	Shares	Value (000s)
Switzerland - continued
Syngenta AG (Switzerland)	53,906	$ 19,096
UBS AG	1,389,224	23,869
TOTAL SWITZERLAND		100,997
Taiwan - 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	925,000	18,500
Thailand - 0.1%
Kasikornbank PCL (For. Reg.)	399,200	2,622
United Kingdom - 17.4%
Al Noor Hospitals Group PLC	209,300	3,594
Associated British Foods PLC	170,800	8,011
B&M European Value Retail S.A.	1,073,219	4,919
BG Group PLC	1,008,869	19,894
British American Tobacco PLC sponsored ADR	171,300	20,111
BT Group PLC	1,879,500	12,305
Bunzl PLC	104,200	2,799
Compass Group PLC	404,800	6,612
Diploma PLC	350,900	3,792
Direct Line Insurance Group PLC	603,300	2,903
easyJet PLC	181,800	3,975
Exova Group Ltd. PLC (a)	644,700	2,514
Filtrona PLC	738,200	9,597
GlaxoSmithKline PLC	467,000	11,254
Hikma Pharmaceuticals PLC	238,987	7,259
HSBC Holdings PLC sponsored ADR	471,697	25,184
IMI PLC	189,700	4,538
InterContinental Hotel Group PLC	49,781	2,020
ITE Group PLC	775,800	2,629
ITV PLC	1,557,900	5,489
Jazztel PLC (a)	218,400	2,945
Johnson Matthey PLC	111,500	5,570
Kingfisher PLC	1,982,200	10,060
Liberty Global PLC:
Class A (a)	68,400	2,845
Class C	48,700	1,948
Lloyds Banking Group PLC (a)	16,431,800	20,485
Mears Group PLC	260,100	2,042
Meggitt PLC	514,573	4,418
Next PLC	193,800	22,151
Poundland Group PLC (a)	361,369	1,970
Prudential PLC	1,066,210	24,506
Reckitt Benckiser Group PLC	233,813	20,704
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Reed Elsevier PLC	280,300	$ 4,517
Rolls-Royce Group PLC	726,000	12,747
SABMiller PLC	169,000	9,239
Spectris PLC	121,000	3,898
Sports Direct International PLC (a)	279,700	3,154
St. James's Place Capital PLC	934,800	11,466
Standard Chartered PLC (United Kingdom)	597,269	12,423
Travis Perkins PLC	220,300	6,230
Whitbread PLC	116,872	8,490
TOTAL UNITED KINGDOM		351,207
United States of America - 7.4%
AbbVie, Inc.	200,800	10,510
Alexion Pharmaceuticals, Inc. (a)	47,600	7,568
Alliance Data Systems Corp. (a)	20,100	5,272
Amdocs Ltd.	48,100	2,181
Amgen, Inc.	52,700	6,713
Celldex Therapeutics, Inc. (a)	41,800	547
Fidelity National Information Services, Inc.	96,600	5,448
Freeport-McMoRan Copper & Gold, Inc.	110,100	4,098
Gilead Sciences, Inc. (a)	115,500	10,574
Google, Inc.:
Class A (a)	10,895	6,314
Class C (a)	18,495	10,572
Las Vegas Sands Corp.	133,000	9,822
MasterCard, Inc. Class A	144,800	10,737
McGraw Hill Financial, Inc.	189,800	15,226
Mead Johnson Nutrition Co. Class A	43,300	3,959
Mondelez International, Inc.	116,400	4,190
Noble Energy, Inc.	151,200	10,053
PriceSmart, Inc.	13,400	1,103
ResMed, Inc.	77,700	4,020
The Blackstone Group LP	146,100	4,775
Verizon Communications, Inc.	85,195	4,296
Visa, Inc. Class A	49,600	10,466
TOTAL UNITED STATES OF AMERICA		148,444
TOTAL COMMON STOCKS (Cost $1,557,126)		1,970,878
Preferred Stocks - 1.6%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.1%
United States of America - 0.1%
NJOY, Inc.:
Series C (a)(h)	60,264	$ 1,020
Series D (h)	18,951	321
TOTAL UNITED STATES OF AMERICA		1,341
Nonconvertible Preferred Stocks - 1.5%
Germany - 1.5%
Henkel AG & Co. KGaA	131,700	14,687
Volkswagen AG	71,100	16,618
TOTAL GERMANY		31,305
TOTAL PREFERRED STOCKS (Cost $22,067)		32,646
Preferred Securities - 0.1%
Principal (d) Amount (000s)
Ireland - 0.1%
Baggot Securities Ltd. 10.24% (d)(f)(g) (Cost $2,488)	EUR	1,620	2,445
Money Market Funds - 2.8%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	19,929,057	19,929
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	37,008,426	37,008
TOTAL MONEY MARKET FUNDS (Cost $56,937)		56,937
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $1,638,618)		2,062,906
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(44,620)
NET ASSETS - 100%		$ 2,018,286
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,445,000 or 0.1% of net assets.

(g) Security is perpetual in nature with no stated maturity date.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,341,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
NJOY, Inc. Series C	6/7/13	$ 487
NJOY, Inc. Series D	2/14/14	$ 321
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 20
Fidelity Securities Lending Cash Central Fund	777
Total	$ 797
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 330,150	$ 225,671	$ 103,138	$ 1,341
Consumer Staples	243,934	116,798	127,136	-
Energy	79,722	51,422	28,300	-
Financials	420,648	171,842	248,806	-
Health Care	334,176	169,105	165,071	-
Industrials	160,060	118,097	41,963	-
Information Technology	228,385	119,901	108,484	-
Materials	122,935	95,659	27,276	-
Telecommunication Services	83,514	18,463	65,051	-
Preferred Securities	2,445	-	2,445	-
Money Market Funds	56,937	56,937	-	-
Total Investments in Securities:	$ 2,062,906	$ 1,143,895	$ 917,670	$ 1,341

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total (000s)
Level 1 to Level 2	$ 180,982
Level 2 to Level 1	$ 0
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $1,665,200,000. Net unrealized appreciation aggregated $397,706,000, of which $447,167,000 related to appreciated investment securities and $49,461,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Emerging Markets Fund
Class A
Class T
Class B
Class C
Institutional Class
Class Z

July 31, 2014

1.804858.110

FAEM-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
Australia - 1.5%
Carsales.com Ltd.	136,988	$ 1,446,604
iProperty Group Ltd. (a)	591,410	1,937,254
SEEK Ltd.	119,314	1,803,484
Sydney Airport unit	463,320	1,837,934
TOTAL AUSTRALIA		7,025,276
Bermuda - 2.0%
Brilliance China Automotive Holdings Ltd.	1,352,000	2,540,647
China Gas Holdings Ltd.	1,215,000	2,344,017
China Resources Gas Group Ltd.	5,000	15,727
Credicorp Ltd. (United States)	22,314	3,300,687
Vostok Nafta Investment Ltd. SDR (a)	159,935	1,170,844
TOTAL BERMUDA		9,371,922
Brazil - 6.6%
BB Seguridade Participacoes SA	206,200	3,008,361
CCR SA	373,200	2,934,606
Cielo SA	187,660	3,432,679
Estacio Participacoes SA	178,400	2,213,536
Iguatemi Empresa de Shopping Centers SA	175,500	1,875,868
Kroton Educacional SA	94,700	2,521,994
Linx SA	72,000	1,713,719
Localiza Rent A Car SA	116,400	1,853,165
Odontoprev SA	417,100	1,711,604
Qualicorp SA (a)	200,400	2,318,678
Souza Cruz SA	228,200	2,118,300
Ultrapar Participacoes SA	140,300	3,231,152
Weg SA	175,615	2,105,445
TOTAL BRAZIL		31,039,107
British Virgin Islands - 0.5%
Mail.Ru Group Ltd. GDR (a)(e)	72,200	2,162,390
Cayman Islands - 7.7%
51job, Inc. sponsored ADR (a)(d)	31,245	2,360,872
Autohome, Inc. ADR Class A (d)	50,800	1,882,140
Baidu.com, Inc. sponsored ADR (a)	12,813	2,768,249
Bitauto Holdings Ltd. ADR (a)	43,855	2,383,958
Cimc Enric Holdings Ltd.	202,000	240,520
ENN Energy Holdings Ltd.	372,000	2,631,232
Greatview Aseptic Pack Co. Ltd.	2,366,000	1,841,774
Haitian International Holdings Ltd.	893,000	2,091,961
Melco Crown Entertainment Ltd. sponsored ADR	56,100	1,862,520
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
MGM China Holdings Ltd.	643,400	$ 2,352,688
Sands China Ltd.	327,800	2,406,606
SouFun Holdings Ltd. ADR	165,600	1,899,432
Tencent Holdings Ltd.	709,900	11,528,606
TOTAL CAYMAN ISLANDS		36,250,558
China - 1.2%
China Pacific Insurance Group Co. Ltd. (H Shares)	877,400	3,446,143
PICC Property & Casualty Co. Ltd. (H Shares)	1,392,500	2,251,593
TOTAL CHINA		5,697,736
Colombia - 0.6%
Grupo de Inversiones Suramerica SA	123,456	2,749,687
Denmark - 0.4%
Novo Nordisk A/S Series B sponsored ADR	43,201	1,989,406
Egypt - 0.3%
Commercial International Bank SAE sponsored GDR	221,600	1,296,360
Finland - 0.4%
Kone Oyj (B Shares) (d)	42,400	1,786,732
France - 1.1%
Bureau Veritas SA	69,100	1,781,171
LVMH Moet Hennessy - Louis Vuitton SA	10,965	1,888,193
Safran SA	28,900	1,698,673
TOTAL FRANCE		5,368,037
Greece - 1.0%
Folli Follie SA (a)	44,300	1,856,713
Greek Organization of Football Prognostics SA	127,500	2,081,185
Jumbo SA	61,731	925,802
TOTAL GREECE		4,863,700
Hong Kong - 1.4%
AIA Group Ltd.	348,600	1,867,590
Beijing Enterprises Holdings Ltd.	298,500	2,599,304
Galaxy Entertainment Group Ltd.	281,000	2,363,115
TOTAL HONG KONG		6,830,009
India - 10.5%
Adani Ports & Special Economic Zone	99,768	426,318
Apollo Hospitals Enterprise Ltd.	87,649	1,460,950
Asian Paints India Ltd.	187,223	1,934,073
Axis Bank Ltd.	284,830	1,884,027
Common Stocks - continued
	Shares	Value
India - continued
Colgate-Palmolive (India)	55,591	$ 1,435,565
Exide Industries Ltd.	534,860	1,445,690
Grasim Industries Ltd.	29,902	1,731,172
Havells India Ltd.	92,982	1,831,340
HCL Technologies Ltd.	104,744	2,684,550
HDFC Bank Ltd.	206,866	2,983,197
Housing Development Finance Corp. Ltd.	290,014	5,079,033
ITC Ltd.	661,864	3,873,255
Larsen & Toubro Ltd.	102,473	2,521,567
Lupin Ltd.	104,765	2,214,448
Mahindra & Mahindra Ltd.	124,483	2,450,557
Motherson Sumi Systems Ltd.	227,334	1,362,487
Sun Pharmaceutical Industries Ltd.	253,040	3,288,052
Tata Consultancy Services Ltd.	101,831	4,327,521
Tata Motors Ltd.	338,789	2,478,256
Titan Co. Ltd.	390,353	2,247,782
Zee Entertainment Enterprises Ltd.	366,050	1,749,149
TOTAL INDIA		49,408,989
Indonesia - 6.7%
PT ACE Hardware Indonesia Tbk (f)	24,915,400	1,988,607
PT Astra International Tbk (f)	6,158,100	4,066,470
PT Bank Central Asia Tbk (f)	3,811,100	3,813,943
PT Bank Rakyat Indonesia Tbk (f)	3,931,900	3,771,366
PT Global Mediacom Tbk (f)	13,481,400	2,215,302
PT Indocement Tunggal Prakarsa Tbk	1,193,600	2,584,017
PT Jasa Marga Tbk	4,237,000	2,311,344
PT Kalbe Farma Tbk	15,014,600	2,217,422
PT Media Nusantara Citra Tbk (g)	8,769,200	1,945,651
PT Semen Gresik (Persero) Tbk	1,865,300	2,616,325
PT Surya Citra Media Tbk	6,596,400	2,150,609
PT Tower Bersama Infrastructure Tbk (f)	2,739,200	1,948,413
TOTAL INDONESIA		31,629,469
Italy - 0.4%
Prada SpA (d)	288,300	2,040,990
Japan - 0.4%
Japan Tobacco, Inc.	52,500	1,846,296
Kenya - 1.2%
East African Breweries Ltd.	503,262	1,673,719
Common Stocks - continued
	Shares	Value
Kenya - continued
Kenya Commercial Bank Ltd.	2,996,500	$ 1,860,014
Safaricom Ltd.	15,087,300	2,096,413
TOTAL KENYA		5,630,146
Korea (South) - 7.3%
Bgf Retail (a)	24,441	1,521,341
Coway Co. Ltd.	29,925	2,579,111
Hyundai Mobis	15,990	4,775,908
KEPCO Plant Service & Engineering Co. Ltd.	24,103	1,733,876
NAVER Corp.	6,326	4,516,401
Samsung Electronics Co. Ltd.	14,916	19,301,680
TOTAL KOREA (SOUTH)		34,428,317
Malaysia - 0.8%
Astro Malaysia Holdings Bhd	1,891,100	1,984,891
Tune Insurance Holdings Bhd	2,432,100	1,770,214
TOTAL MALAYSIA		3,755,105
Malta - 0.5%
Brait SA	312,555	2,180,277
Mexico - 5.3%
Banregio Grupo Financiero S.A.B. de CV	314,066	1,781,054
Fomento Economico Mexicano S.A.B. de CV unit	411,600	3,871,593
Grupo Aeroportuario del Pacifico SA de CV Series B	322,721	2,167,504
Grupo Aeroportuario del Sureste SA de CV Series B	196,200	2,440,479
Grupo Aeroportuario Norte S.A.B. de CV	327,700	1,297,414
Grupo Financiero Banorte S.A.B. de CV Series O	542,300	3,604,121
Grupo Televisa SA de CV	592,100	4,221,736
Megacable Holdings S.A.B. de CV unit	433,184	1,859,873
Promotora y Operadora de Infraestructura S.A.B. de CV (a)	169,500	2,098,748
Qualitas Controladora S.A.B. de CV	595,600	1,615,148
TOTAL MEXICO		24,957,670
Netherlands - 0.9%
Unilever NV (Certificaten Van Aandelen) (Bearer)	46,300	1,905,523
Yandex NV (a)	71,493	2,164,808
TOTAL NETHERLANDS		4,070,331
Nigeria - 1.3%
Dangote Cement PLC	1,596,095	2,267,460
Common Stocks - continued
	Shares	Value
Nigeria - continued
Guaranty Trust Bank PLC GDR (Reg. S)	210,454	$ 1,894,086
Nigerian Breweries PLC	1,712,655	1,905,183
TOTAL NIGERIA		6,066,729
Panama - 0.4%
Copa Holdings SA Class A	12,452	1,891,085
Philippines - 3.8%
Alliance Global Group, Inc.	4,355,500	2,607,959
Bank of the Philippine Islands (BPI)	754,400	1,638,106
DMCI Holdings, Inc.	1,171,070	1,951,028
GT Capital Holdings, Inc.	109,420	2,227,637
International Container Terminal Services, Inc.	624,200	1,614,862
Metropolitan Bank & Trust Co.	978,753	1,918,718
Robinsons Retail Holdings, Inc.	1,116,600	1,671,464
SM Investments Corp.	120,576	2,188,567
SM Prime Holdings, Inc.	6,608,600	2,308,057
TOTAL PHILIPPINES		18,126,398
Russia - 2.9%
Magnit OJSC GDR (Reg. S)	62,466	3,685,494
Norilsk Nickel OJSC ADR	146,100	2,870,865
NOVATEK OAO GDR (Reg. S)	27,086	2,812,881
Sberbank (Savings Bank of the Russian Federation) (a)	1,995,100	4,109,838
TOTAL RUSSIA		13,479,078
South Africa - 9.3%
Alexander Forbes Group Holding (a)	2,341,447	1,899,710
Aspen Pharmacare Holdings Ltd.	111,793	3,029,139
Bidvest Group Ltd.	109,826	2,959,249
Clicks Group Ltd.	314,251	1,924,835
Coronation Fund Managers Ltd.	181,900	1,661,578
FirstRand Ltd.	787,900	3,177,905
Life Healthcare Group Holdings Ltd.	567,893	2,335,548
Mr Price Group Ltd.	134,900	2,553,828
MTN Group Ltd.	276,000	5,724,368
Nampak Ltd.	649,343	2,470,689
Naspers Ltd. Class N	63,900	7,929,726
Remgro Ltd.	130,300	2,817,800
Sanlam Ltd.	477,600	2,721,380
Shoprite Holdings Ltd.	189,815	2,867,493
TOTAL SOUTH AFRICA		44,073,248
Common Stocks - continued
	Shares	Value
Spain - 0.4%
Amadeus IT Holding SA Class A	50,300	$ 1,986,949
Sweden - 0.7%
Atlas Copco AB (A Shares)	54,300	1,626,276
Investment AB Kinnevik (B Shares)	36,500	1,518,585
TOTAL SWEDEN		3,144,861
Switzerland - 1.7%
Compagnie Financiere Richemont SA Series A	19,762	1,884,322
Nestle SA	25,870	1,915,417
SGS SA (Reg.)	900	1,967,868
Swatch Group AG (Bearer)	3,860	2,068,153
TOTAL SWITZERLAND		7,835,760
Taiwan - 4.6%
Addcn Technology Co. Ltd.	120,000	1,491,522
Delta Electronics, Inc.	450,000	3,050,574
Giant Manufacturing Co. Ltd.	224,000	1,832,895
Merida Industry Co. Ltd.	293,000	2,282,455
Taiwan Semiconductor Manufacturing Co. Ltd.	3,286,000	13,142,729
TOTAL TAIWAN		21,800,175
Thailand - 2.4%
Airports of Thailand PCL (For. Reg.)	366,600	2,426,781
Bangkok Dusit Medical Services PCL (For. Reg.)	3,688,200	1,942,802
Bumrungrad Hospital PCL (For. Reg.)	282,800	1,056,579
Central Pattana PCL (For. Reg.)	1,106,300	1,630,397
Kasikornbank PCL (For. Reg.)	521,900	3,427,503
Minor International PCL (For. Reg.)	1,032,400	1,033,536
TOTAL THAILAND		11,517,598
Turkey - 2.2%
Coca-Cola Icecek Sanayi A/S	86,050	2,158,478
Enka Insaat ve Sanayi A/S	746,249	1,950,249
TAV Havalimanlari Holding A/S	284,000	2,339,276
Tofas Turk Otomobil Fabrikasi A/S	308,588	1,915,354
Tupras Turkiye Petrol Rafinelleri A/S	74,000	1,807,868
TOTAL TURKEY		10,171,225
United Arab Emirates - 0.9%
DP World Ltd.	101,794	2,025,701
First Gulf Bank PJSC	488,529	2,420,666
TOTAL UNITED ARAB EMIRATES		4,446,367
Common Stocks - continued
	Shares	Value
United Kingdom - 2.8%
Al Noor Hospitals Group PLC	119,084	$ 2,044,674
British American Tobacco PLC (United Kingdom)	31,300	1,833,630
Burberry Group PLC	71,968	1,718,061
Diageo PLC	65,047	1,953,514
Intertek Group PLC	40,700	1,761,822
Prudential PLC	91,876	2,111,666
Rolls-Royce Group PLC	103,165	1,811,404
TOTAL UNITED KINGDOM		13,234,771
United States of America - 3.7%
A.O. Smith Corp.	14,300	667,810
Colgate-Palmolive Co.	30,172	1,912,905
Google, Inc. Class C (a)	2,950	1,686,220
Kansas City Southern	15,920	1,736,235
Las Vegas Sands Corp.	25,400	1,875,790
MasterCard, Inc. Class A	27,700	2,053,955
Mead Johnson Nutrition Co. Class A	20,030	1,831,543
Philip Morris International, Inc.	22,653	1,857,773
Tiffany & Co., Inc.	17,700	1,727,697
Visa, Inc. Class A	9,800	2,067,898
TOTAL UNITED STATES OF AMERICA		17,417,826
TOTAL COMMON STOCKS (Cost $391,341,176)		451,570,580
Nonconvertible Preferred Stocks - 3.3%

Brazil - 2.9%
Ambev SA sponsored ADR	819,380	5,645,528
Itau Unibanco Holding SA sponsored ADR	419,980	6,467,692
Marcopolo SA (PN)	776,100	1,368,331
TOTAL BRAZIL		13,481,551
Colombia - 0.4%
Grupo Aval Acciones y Valores SA	2,594,376	1,921,509
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $16,021,543)		15,403,060
Money Market Funds - 3.7%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	9,696,119	$ 9,696,119
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	7,923,060	7,923,060
TOTAL MONEY MARKET FUNDS (Cost $17,619,179)		17,619,179
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $424,981,898)		484,592,819
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(13,383,020)
NET ASSETS - 100%		$ 471,209,799
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,162,390 or 0.5% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security sold on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,185
Fidelity Securities Lending Cash Central Fund	36,818
Total	$ 40,003
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 91,397,885	$ 41,104,483	$ 50,293,402	$ -
Consumer Staples	49,408,849	31,452,844	17,956,005	-
Energy	7,851,901	7,851,901	-	-
Financials	97,182,360	55,053,170	42,129,190	-
Health Care	25,609,302	13,429,049	12,180,253	-
Industrials	72,816,960	44,630,115	28,186,845	-
Information Technology	89,629,838	26,202,397	63,427,441	-
Materials	18,316,375	7,609,014	10,707,361	-
Telecommunication Services	9,769,194	7,820,781	1,948,413	-
Utilities	4,990,976	-	4,990,976	-
Money Market Funds	17,619,179	17,619,179	-	-
Total Investments in Securities:	$ 484,592,819	$ 252,772,933	$ 231,819,886	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 117,743,604
Level 2 to Level 1	$ 0
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $426,401,003. Net unrealized appreciation aggregated $58,191,816, of which $70,329,680 related to appreciated investment securities and $12,137,864 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Global
Equity Income Fund:
Class A
Class T
Class C
Institutional Class

July 31, 2014

1.938155.102

AGED-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.4%
	Shares	Value
Australia - 0.9%
Telstra Corp. Ltd.	7,475	$ 37,907
Woodside Petroleum Ltd.	1,516	59,509
TOTAL AUSTRALIA		97,416
Canada - 4.4%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,050	28,736
Constellation Software, Inc.	110	26,129
Corus Entertainment, Inc. Class B (non-vtg.)	2,300	50,837
Fairfax Financial Holdings Ltd. (sub. vtg.)	130	61,206
Potash Corp. of Saskatchewan, Inc.	3,100	110,057
PrairieSky Royalty Ltd.	1,000	36,135
Suncor Energy, Inc.	3,540	145,353
TOTAL CANADA		458,453
Chile - 0.4%
Quinenco SA	18,315	38,421
Denmark - 0.8%
Spar Nord Bank A/S	2,800	30,423
Vestas Wind Systems A/S (a)	1,200	54,287
TOTAL DENMARK		84,710
France - 2.6%
Bureau Veritas SA	2,997	77,253
Renault SA	500	41,758
Total SA	2,375	153,175
TOTAL FRANCE		272,186
Germany - 1.0%
AURELIUS AG	1,299	45,921
Siemens AG	512	63,230
TOTAL GERMANY		109,151
Greece - 0.4%
Greek Organization of Football Prognostics SA	2,700	44,072
Hong Kong - 1.2%
HKT Trust/HKT Ltd. unit	110,280	130,247
Ireland - 1.7%
Accenture PLC Class A	1,131	89,666
FBD Holdings PLC	1,200	22,978
Greencore Group PLC	14,888	66,433
TOTAL IRELAND		179,077
Common Stocks - continued
	Shares	Value
Israel - 2.3%
Bezeq The Israeli Telecommunication Corp. Ltd.	29,500	$ 55,099
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	900	44,658
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,700	144,450
TOTAL ISRAEL		244,207
Japan - 9.8%
Aozora Bank Ltd.	31,000	105,341
Astellas Pharma, Inc.	10,500	142,386
Daiichikosho Co. Ltd.	1,500	44,496
Fukuda Denshi Co. Ltd.	300	17,090
Hoya Corp.	3,300	106,849
Japan Tobacco, Inc.	3,800	133,637
KDDI Corp.	1,200	68,980
Leopalace21 Corp. (a)	7,000	31,163
Monex Group, Inc.	15,900	51,080
NEC Corp.	19,000	73,356
Nippon Telegraph & Telephone Corp.	1,700	112,887
Takata Corp.	900	17,904
Tsuruha Holdings, Inc.	1,000	57,405
VT Holdings Co. Ltd.	4,100	21,984
Workman Co. Ltd.	800	39,365
TOTAL JAPAN		1,023,923
Kenya - 0.0%
Safaricom Ltd.	4,350	604
Korea (South) - 0.2%
Coway Co. Ltd.	310	26,718
Luxembourg - 0.3%
Altice S.A.	500	28,692
Netherlands - 1.9%
Exact Holdings NV	2,000	83,289
LyondellBasell Industries NV Class A	1,075	114,219
TOTAL NETHERLANDS		197,508
Norway - 0.3%
Gjensidige Forsikring ASA	1,400	27,081
Singapore - 1.3%
United Overseas Bank Ltd.	7,179	138,545
South Africa - 2.6%
Astral Foods Ltd.	6,200	83,260
Common Stocks - continued
	Shares	Value
South Africa - continued
Lewis Group Ltd.	17,700	$ 104,833
Reunert Ltd.	13,800	82,738
TOTAL SOUTH AFRICA		270,831
Spain - 0.5%
Atresmedia Corporacion de Medios de Comunicacion SA	3,600	52,978
Sweden - 4.1%
Intrum Justitia AB	3,240	99,339
Meda AB (A Shares)	3,300	53,244
Nordea Bank AB	12,220	164,393
Svenska Handelsbanken AB (A Shares)	2,320	112,230
TOTAL SWEDEN		429,206
Switzerland - 4.0%
Banque Cantonale Vaudoise (Bearer)	120	64,044
Roche Holding AG (participation certificate)	658	190,955
TE Connectivity Ltd.	1,222	75,630
UBS AG	4,963	85,272
TOTAL SWITZERLAND		415,901
Taiwan - 1.6%
MediaTek, Inc.	5,000	77,194
Taiwan Semiconductor Manufacturing Co. Ltd.	22,000	87,991
TOTAL TAIWAN		165,185
United Kingdom - 7.3%
British American Tobacco PLC (United Kingdom)	2,240	131,225
Direct Line Insurance Group PLC	15,627	75,192
Dunelm Group PLC	1,836	25,774
Exova Group Ltd. PLC (a)	1,800	7,020
GlaxoSmithKline PLC	6,208	149,605
Hilton Food Group PLC	11,081	88,723
ITV PLC	20,500	72,231
Reckitt Benckiser Group PLC	546	48,349
Taylor Wimpey PLC	53,298	100,151
WH Smith PLC	3,516	67,196
TOTAL UNITED KINGDOM		765,466
United States of America - 44.8%
AbbVie, Inc.	1,949	102,011
American Tower Corp.	978	92,313
Amgen, Inc.	1,332	169,683
Apple, Inc.	2,765	264,250
Common Stocks - continued
	Shares	Value
United States of America - continued
ARAMARK Holdings Corp.	1,897	$ 51,143
Bank of America Corp.	8,133	124,028
Capital One Financial Corp.	1,625	129,253
Chevron Corp.	1,421	183,650
CMS Energy Corp.	1,600	46,288
Comcast Corp. Class A	1,498	80,488
Community Trust Bancorp, Inc.	1,624	56,824
ConocoPhillips Co.	631	52,058
CVB Financial Corp.	4,439	67,872
Danaher Corp.	1,130	83,484
Darden Restaurants, Inc.	1,800	84,150
Dr. Pepper Snapple Group, Inc.	2,726	160,180
Dun & Bradstreet Corp.	566	62,277
Edison International	631	34,579
Exxon Mobil Corp.	2,225	220,142
FedEx Corp.	588	86,365
Freeport-McMoRan Copper & Gold, Inc.	1,700	63,274
GameStop Corp. Class A	1,200	50,364
H&R Block, Inc.	2,185	70,204
IBM Corp.	719	137,811
Johnson & Johnson	1,558	155,940
Johnson Controls, Inc.	1,611	76,104
JPMorgan Chase & Co.	4,008	231,141
Lakeland Financial Corp.	1,516	55,167
Lorillard, Inc.	914	55,279
McGraw Hill Financial, Inc.	862	69,150
Merck & Co., Inc.	1,735	98,444
Microsoft Corp.	3,401	146,787
MPLX LP	1,187	67,362
National Penn Bancshares, Inc.	3,571	36,781
Oracle Corp.	3,628	146,535
Philip Morris International, Inc.	1,400	114,814
SunTrust Banks, Inc.	1,500	57,075
The Boeing Co.	753	90,721
Time Warner Cable, Inc.	438	63,554
U.S. Bancorp	2,958	124,325
United Technologies Corp.	1,058	111,249
Verizon Communications, Inc.	3,209	161,798
Verizon Communications, Inc. CDI	480	24,504
VF Corp.	1,562	95,704
W.R. Grace & Co. (a)	400	36,400
Common Stocks - continued
	Shares	Value
United States of America - continued
Wells Fargo & Co.	3,413	$ 173,722
Xcel Energy, Inc.	1,200	36,960
TOTAL UNITED STATES OF AMERICA		4,702,207
TOTAL COMMON STOCKS (Cost $9,002,886)		9,902,785
Nonconvertible Preferred Stocks - 0.6%

Germany - 0.6%
Volkswagen AG (Cost $69,243)	260	60,770
Money Market Funds - 4.8%

Fidelity Cash Central Fund, 0.11% (b) (Cost $502,405)	502,405	502,405
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $9,574,534)		10,465,960
NET OTHER ASSETS (LIABILITIES) - 0.2%		17,573
NET ASSETS - 100%		$ 10,483,533
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 297
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,371,470	$ 1,221,003	$ 150,467	$ -
Consumer Staples	1,012,699	690,432	322,267	-
Energy	917,384	704,700	212,684	-
Financials	2,232,520	1,821,119	411,401	-
Health Care	1,223,808	723,772	500,036	-
Industrials	856,384	793,154	63,230	-
Information Technology	1,315,487	970,097	345,390	-
Materials	323,950	323,950	-	-
Telecommunication Services	592,026	242,005	350,021	-
Utilities	117,827	117,827	-	-
Money Market Funds	502,405	502,405	-	-
Total Investments in Securities:	$ 10,465,960	$ 8,110,464	$ 2,355,496	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 243,112
Level 2 to Level 1	$ 0
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $9,585,404. Net unrealized appreciation aggregated $880,556, of which $1,045,513 related to appreciated investment securities and $164,957 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Overseas Fund Class A
Class T
Class B
Class C
Institutional Class

July 31, 2014

1.804851.110

OS-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value (000s)
Australia - 3.2%
AMP Ltd.	186,173	$ 940
BHP Billiton Ltd.	211,768	7,519
Carsales.com Ltd.	135,616	1,432
CSL Ltd.	81,771	5,095
Fortescue Metals Group Ltd.	208,017	933
G8 Education Ltd.	607,888	2,775
iSelect Ltd. (a)	2,907,626	3,307
Macquarie Group Ltd.	41,347	2,213
TOTAL AUSTRALIA		24,214
Bailiwick of Jersey - 0.4%
Glencore Xstrata PLC	526,430	3,200
Belgium - 0.7%
Ageas	35,290	1,269
KBC Groupe SA (a)	25,776	1,404
UCB SA	29,600	2,721
TOTAL BELGIUM		5,394
Bermuda - 0.7%
Clear Media Ltd.	1,278,000	1,239
Oriental Watch Holdings Ltd.	2,992,000	730
Signet Jewelers Ltd.	35,100	3,573
TOTAL BERMUDA		5,542
Brazil - 1.4%
BB Seguridade Participacoes SA	279,900	4,084
Cielo SA	256,160	4,686
Kroton Educacional SA	75,629	2,014
TOTAL BRAZIL		10,784
British Virgin Islands - 0.6%
Gem Diamonds Ltd. (a)	465,700	1,529
Mail.Ru Group Ltd.:
GDR (a)(e)	4,200	126
GDR (Reg. S) (a)	88,005	2,636
TOTAL BRITISH VIRGIN ISLANDS		4,291
Canada - 0.4%
Entertainment One Ltd.	442,400	2,550
MDC Partners, Inc. Class A (sub. vtg.)	16,600	348
Performance Sports Group Ltd. (a)	23,000	373
TOTAL CANADA		3,271
Common Stocks - continued
	Shares	Value (000s)
Cayman Islands - 4.8%
58.com, Inc. ADR	44,200	$ 2,172
Autohome, Inc. ADR Class A	15,500	574
Baidu.com, Inc. sponsored ADR (a)	23,800	5,142
Bitauto Holdings Ltd. ADR (a)	34,200	1,859
Cimc Enric Holdings Ltd.	656,000	781
Ctrip.com International Ltd. sponsored ADR (a)	50,900	3,259
GCL-Poly Energy Holdings Ltd. (a)	8,557,000	2,762
Greatview Aseptic Pack Co. Ltd.	1,720,000	1,339
Hengdeli Holdings Ltd.	16,193,000	2,815
iKang Healthcare Group, Inc. sponsored ADR	5,000	94
Qunar Cayman Islands Ltd. sponsored ADR (d)	16,300	457
Sitoy Group Holdings Ltd.	870,000	603
SouFun Holdings Ltd. ADR	251,900	2,889
Tencent Holdings Ltd.	554,500	9,005
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	62,900	1,938
TOTAL CAYMAN ISLANDS		35,689
China - 0.2%
TravelSky Technology Ltd. (H Shares)	1,713,000	1,546
Denmark - 2.9%
Danske Bank A/S	51,111	1,481
Novo Nordisk A/S:
Series B	14,315	659
Series B sponsored ADR	261,000	12,019
Pandora A/S	34,400	2,362
Vestas Wind Systems A/S (a)	116,100	5,252
TOTAL DENMARK		21,773
France - 8.6%
AXA SA	49,558	1,141
AXA SA sponsored ADR	67,200	1,545
Beneteau SA (a)	86,400	1,524
BNP Paribas SA	75,216	4,986
Bollore	2,722	1,682
Danone SA	74,584	5,387
Edenred SA	50,231	1,572
Gameloft Se (a)	239,900	1,529
Groupe FNAC SA (a)	1	0
Havas SA	416,300	3,261
Iliad SA	6,166	1,701
LVMH Moet Hennessy - Louis Vuitton SA	38,892	6,697
Pernod Ricard SA	35,600	3,990
Common Stocks - continued
	Shares	Value (000s)
France - continued
Safran SA	37,900	$ 2,228
Sanofi SA	80,690	8,472
Sanofi SA sponsored ADR	155,200	8,112
Societe Generale Series A	36,162	1,819
Total SA	129,000	8,320
TOTAL FRANCE		63,966
Germany - 3.2%
Allianz SE	37,195	6,192
Axel Springer Verlag AG	51,400	2,902
Bayer AG	62,240	8,244
Commerzbank AG (a)	23,500	341
CTS Eventim AG	80,202	2,353
Deutsche Bank AG	31,560	1,079
Deutsche Boerse AG	36,969	2,685
TOTAL GERMANY		23,796
Greece - 0.2%
Greek Organization of Football Prognostics SA	84,300	1,376
Hong Kong - 1.3%
AIA Group Ltd.	970,800	5,201
Television Broadcasts Ltd.	761,000	4,875
TOTAL HONG KONG		10,076
India - 0.3%
INFO Edge India Ltd.	100,137	1,135
Just Dial Ltd. (a)	46,370	1,273
TOTAL INDIA		2,408
Ireland - 2.1%
C&C Group PLC	1,377,300	7,816
Glanbia PLC	157,200	2,425
Kingspan Group PLC (United Kingdom)	203,300	3,460
Paddy Power PLC (Ireland)	32,100	2,268
TOTAL IRELAND		15,969
Isle of Man - 0.3%
Playtech Ltd.	184,213	1,911
Israel - 0.5%
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	33,700	1,672
Sarine Technologies Ltd.	750,000	1,706
TOTAL ISRAEL		3,378
Common Stocks - continued
	Shares	Value (000s)
Italy - 1.9%
Assicurazioni Generali SpA	71,400	$ 1,494
Brunello Cucinelli SpA	4,900	110
Eni SpA	75,500	1,921
Eni SpA sponsored ADR (d)	22,300	1,133
Intesa Sanpaolo SpA	1,605,000	4,766
Lottomatica SpA (d)	36,500	880
Prada SpA	157,200	1,113
Tod's SpA (d)	25,929	2,849
TOTAL ITALY		14,266
Japan - 18.2%
Cosmos Pharmaceutical Corp.	47,300	5,796
Daiwa Securities Group, Inc.	208,000	1,746
DENSO Corp.	33,000	1,522
Dentsu, Inc.	183,300	7,260
Enigmo, Inc. (a)	310,000	3,969
Fuji Media Holdings, Inc.	68,900	1,100
Fujitsu Ltd.	231,000	1,771
Hitachi Ltd.	703,000	5,449
Honda Motor Co. Ltd.	118,700	4,132
Hoya Corp.	74,900	2,425
Infomart Corp.	23,200	482
Japan Tobacco, Inc.	138,600	4,874
JTEKT Corp.	97,900	1,695
Keyence Corp.	13,800	6,012
Misumi Group, Inc.	218,400	6,960
Mitsubishi Electric Corp.	318,000	4,198
Mitsubishi UFJ Financial Group, Inc.	1,172,700	6,916
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	124,300	733
MS&AD Insurance Group Holdings, Inc.	75,400	1,716
NEC Corp.	394,000	1,521
NEXT Co. Ltd.	457,400	3,414
Nomura Holdings, Inc.	204,200	1,289
Nomura Holdings, Inc. sponsored ADR	40,900	258
Olympus Corp. (a)	57,600	2,073
OMRON Corp.	66,900	2,967
ORIX Corp.	496,400	8,022
Pigeon Corp.	15,400	885
Proto Corp.	36,500	526
Rakuten, Inc.	1,068,700	14,035
Shinsei Bank Ltd.	299,000	632
Ship Healthcare Holdings, Inc.	52,200	1,705
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
SoftBank Corp.	143,000	$ 10,280
Sumitomo Mitsui Financial Group, Inc.	137,400	5,601
Suzuki Motor Corp.	54,400	1,815
THK Co. Ltd.	67,300	1,620
Tokio Marine Holdings, Inc.	59,300	1,865
Toyota Motor Corp.	127,600	7,534
Toyota Motor Corp. sponsored ADR	13,300	1,569
TOTAL JAPAN		136,367
Kenya - 0.1%
East African Breweries Ltd.	116,216	387
Korea (South) - 1.4%
Korea Express Co. Ltd. (a)	21,449	2,810
NAVER Corp.	10,393	7,420
TOTAL KOREA (SOUTH)		10,230
Netherlands - 0.7%
AEGON NV	109,900	891
ASML Holding NV	13,857	1,305
ING Groep NV:
(Certificaten Van Aandelen) (a)	193,910	2,518
sponsored ADR (a)	59,300	769
TOTAL NETHERLANDS		5,483
New Zealand - 0.1%
EBOS Group Ltd.	99,154	852
Nigeria - 0.2%
Guinness Nigeria PLC	395,662	477
Nigerian Breweries PLC	673,311	749
TOTAL NIGERIA		1,226
Norway - 1.0%
DNB ASA	184,200	3,282
Schibsted ASA (B Shares)	72,500	3,518
Statoil ASA sponsored ADR	23,300	663
TOTAL NORWAY		7,463
Philippines - 0.5%
Alliance Global Group, Inc.	3,777,700	2,262
Melco Crown Philippines Resort (a)	6,035,900	1,624
TOTAL PHILIPPINES		3,886
Common Stocks - continued
	Shares	Value (000s)
South Africa - 3.4%
Alexander Forbes Group Holding (a)	916,508	$ 744
Capevin Holdings Ltd.	66,096	52
Clicks Group Ltd.	385,766	2,363
Distell Group Ltd.	112,162	1,421
Life Healthcare Group Holdings Ltd.	272,900	1,122
Naspers Ltd. Class N	159,500	19,793
TOTAL SOUTH AFRICA		25,495
Spain - 1.5%
Atresmedia Corporacion de Medios de Comunicacion SA	229,100	3,371
Banco Bilbao Vizcaya Argentaria SA	263,306	3,237
Banco Santander SA	2,941	30
Banco Santander SA (Spain)	144,112	1,448
Grifols SA ADR	22,180	813
Mediaset Espana Comunicacion, S.A. (a)	199,700	2,334
TOTAL SPAIN		11,233
Sweden - 1.7%
Eniro AB (a)	48,839	157
Investment AB Kinnevik (B Shares)	67,300	2,800
Nordea Bank AB	249,400	3,355
Svenska Cellulosa AB (SCA) (B Shares)	191,800	4,741
Swedbank AB (A Shares)	51,612	1,327
TOTAL SWEDEN		12,380
Switzerland - 6.3%
Compagnie Financiere Richemont SA Series A	81,176	7,740
Credit Suisse Group AG	163,141	4,426
Credit Suisse Group AG sponsored ADR	11,300	306
Fenix Outdoor International AG (a)	9,900	542
Nestle SA	218,204	16,156
Sika AG (Bearer)	790	3,077
Swiss Re Ltd.	19,790	1,687
Syngenta AG (Switzerland)	16,570	5,870
UBS AG	208,359	3,580
UBS AG (NY Shares)	108,277	1,859
Zurich Insurance Group AG	5,614	1,635
TOTAL SWITZERLAND		46,878
Common Stocks - continued
	Shares	Value (000s)
Taiwan - 0.7%
Addcn Technology Co. Ltd.	231,000	$ 2,871
MediaTek, Inc.	137,000	2,115
TOTAL TAIWAN		4,986
Thailand - 0.2%
Thai Beverage PCL	2,900,000	1,422
United Kingdom - 19.0%
Al Noor Hospitals Group PLC	53,600	920
Anglo American PLC (United Kingdom)	115,100	3,091
AstraZeneca PLC (United Kingdom)	98,550	7,196
Aviva PLC	184,200	1,559
Barclays PLC	1,171,848	4,442
Barclays PLC sponsored ADR	52,625	799
BG Group PLC	163,618	3,226
BHP Billiton PLC	121,504	4,145
BP PLC	183,400	1,494
BP PLC sponsored ADR	49,166	2,408
Brammer PLC	438,500	3,180
Burberry Group PLC	175,100	4,180
Dechra Pharmaceuticals PLC	73,200	858
Diageo PLC	231,700	6,958
Dunelm Group PLC	195,800	2,749
Exova Group Ltd. PLC (a)	38,400	150
Foxtons Group PLC	194,600	884
GlaxoSmithKline PLC	168,000	4,049
HSBC Holdings PLC sponsored ADR	183,891	9,818
Intertek Group PLC	62,300	2,697
ITV PLC	1,571,900	5,539
Jazztel PLC (a)	84,900	1,145
Johnson Matthey PLC	72,319	3,613
Lloyds Banking Group PLC (a)	5,005,899	6,241
M&C Saatchi PLC	887,505	3,637
Moneysupermarket.com Group PLC	512,100	1,606
Perform Group PLC (a)	393,400	1,411
Poundland Group PLC (a)	74,176	404
Prudential PLC	100,209	2,303
Reckitt Benckiser Group PLC	39,300	3,480
Rightmove PLC	39,700	1,525
Rio Tinto PLC	94,332	5,391
Rolls-Royce Group PLC	164,274	2,884
Royal Bank of Scotland Group PLC (a)	120,080	716
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Royal Dutch Shell PLC:
Class A (United Kingdom)	233,928	$ 9,618
Class B (United Kingdom)	176,236	7,589
SABMiller PLC	155,100	8,479
Standard Chartered PLC (United Kingdom)	117,166	2,437
Sthree PLC	190,600	1,158
Taylor Wimpey PLC	715,100	1,344
Travis Perkins PLC	81,800	2,313
William Hill PLC	718,366	4,276
TOTAL UNITED KINGDOM		141,912
United States of America - 7.9%
BlackRock, Inc. Class A	7,500	2,285
Boston Beer Co., Inc. Class A (a)	6,400	1,411
Dunkin' Brands Group, Inc.	46,700	2,002
eBay, Inc. (a)	55,300	2,920
Facebook, Inc. Class A (a)	71,400	5,187
Gilead Sciences, Inc. (a)	34,900	3,195
Google, Inc.:
Class A (a)	6,700	3,883
Class C (a)	6,100	3,487
JD.com, Inc. sponsored ADR	5,700	163
Lorillard, Inc.	39,600	2,395
MercadoLibre, Inc. (d)	22,100	2,044
Monsanto Co.	26,700	3,020
Monster Beverage Corp. (a)	40,900	2,616
priceline.com, Inc. (a)	3,500	4,349
Sprouts Farmers Market LLC (d)	85,700	2,615
Tiffany & Co., Inc.	49,600	4,841
TripAdvisor, Inc. (a)	17,900	1,698
Visa, Inc. Class A	25,200	5,317
Yahoo!, Inc. (a)	56,500	2,023
Zillow, Inc. (a)(d)	24,000	3,445
TOTAL UNITED STATES OF AMERICA		58,896
TOTAL COMMON STOCKS (Cost $604,702)		721,946
Nonconvertible Preferred Stocks - 1.3%
	Shares	Value (000s)
Germany - 1.3%
Sartorius AG (non-vtg.)	16,700	$ 1,999
Volkswagen AG	32,800	7,666
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $7,540)		9,665
Money Market Funds - 1.7%

Fidelity Cash Central Fund, 0.11% (b)	1,092,516	1,093
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	11,232,000	11,232
TOTAL MONEY MARKET FUNDS (Cost $12,325)		12,325
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $624,567)		743,936
NET OTHER ASSETS (LIABILITIES) - 0.4%		3,313
NET ASSETS - 100%		$ 747,249
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $126,000 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 8
Fidelity Securities Lending Cash Central Fund	301
Total	$ 309
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 183,841	$ 123,422	$ 60,419	$ -
Consumer Staples	88,567	47,089	41,478	-
Energy	36,372	4,204	32,168	-
Financials	137,338	57,799	79,539	-
Health Care	72,136	42,887	29,249	-
Industrials	48,608	26,576	22,032	-
Information Technology	108,896	54,741	54,155	-
Materials	42,727	14,439	28,288	-
Telecommunication Services	13,126	2,846	10,280	-
Money Market Funds	12,325	12,325	-	-
Total Investments in Securities:	$ 743,936	$ 386,328	$ 357,608	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total (000s)
Level 1 to Level 2	$ 60,622
Level 2 to Level 1	$ 0
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $637,686,000. Net unrealized appreciation aggregated $106,250,000, of which $153,409,000 related to appreciated investment securities and $47,159,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® International
Capital Appreciation Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2014

1.804862.110

AICAP-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
Australia - 3.2%
Carsales.com Ltd.	48,021	$ 507,106
CSL Ltd.	11,660	726,459
DuluxGroup Ltd.	92,724	470,730
Flight Centre Travel Group Ltd.	11,004	480,051
iProperty Group Ltd. (a)	139,977	458,516
Ramsay Health Care Ltd.	11,369	506,497
realestate.com.au Ltd.	12,688	552,598
SEEK Ltd.	31,107	470,196
Sydney Airport unit	110,565	438,598
TOTAL AUSTRALIA		4,610,751
Bailiwick of Jersey - 1.3%
Delphi Automotive PLC	6,600	440,880
Experian PLC	35,531	610,068
WPP PLC	38,200	760,431
TOTAL BAILIWICK OF JERSEY		1,811,379
Belgium - 1.1%
Anheuser-Busch InBev SA NV	10,280	1,109,549
Arseus NV	8,700	469,193
TOTAL BELGIUM		1,578,742
Bermuda - 1.0%
Credicorp Ltd. (United States)	3,620	535,470
Invesco Ltd.	11,300	425,219
Vostok Nafta Investment Ltd. SDR (a)	67,000	490,490
TOTAL BERMUDA		1,451,179
Brazil - 2.3%
BB Seguridade Participacoes SA	32,900	479,996
CCR SA	65,100	511,905
Cielo SA	28,320	518,030
Kroton Educacional SA	16,200	431,429
Linx SA	1,700	40,463
Qualicorp SA (a)	36,300	420,000
Ultrapar Participacoes SA	22,800	525,091
Weg SA	38,600	462,775
TOTAL BRAZIL		3,389,689
Common Stocks - continued
	Shares	Value
British Virgin Islands - 0.8%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	17,300	$ 518,135
Michael Kors Holdings Ltd. (a)	7,030	572,804
TOTAL BRITISH VIRGIN ISLANDS		1,090,939
Canada - 3.7%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	22,100	604,819
AutoCanada, Inc.	6,570	436,735
Canadian National Railway Co.	12,400	828,941
Canadian Pacific Railway Ltd.	3,300	627,495
CI Financial Corp.	16,700	540,661
Cineplex, Inc.	12,900	461,175
Constellation Software, Inc.	2,150	510,708
Jean Coutu Group, Inc. Class A (sub. vtg.)	24,500	485,124
PrairieSky Royalty Ltd.	12,800	462,530
Stantec, Inc.	6,800	431,443
TOTAL CANADA		5,389,631
Cayman Islands - 2.7%
51job, Inc. sponsored ADR (a)	6,430	485,851
Autohome, Inc. ADR Class A (d)	12,200	452,010
Baidu.com, Inc. sponsored ADR (a)	2,300	496,915
Bitauto Holdings Ltd. ADR (a)	7,388	401,612
Melco Crown Entertainment Ltd. sponsored ADR	13,800	458,160
Sands China Ltd.	83,600	613,765
Tencent Holdings Ltd.	65,400	1,062,080
TOTAL CAYMAN ISLANDS		3,970,393
Denmark - 0.8%
Novo Nordisk A/S Series B sponsored ADR	25,600	1,178,880
Finland - 1.2%
Kone Oyj (B Shares)	13,600	573,103
Sampo Oyj (A Shares)	12,700	632,621
Sanitec Corp.	49,604	571,673
TOTAL FINLAND		1,777,397
France - 5.7%
Air Liquide SA	6,382	812,024
Bureau Veritas SA	22,094	569,511
Christian Dior SA	3,900	679,682
Dassault Systemes SA	7,460	500,864
Essilor International SA	6,751	659,643
Ingenico SA	4,761	482,795
Common Stocks - continued
	Shares	Value
France - continued
L'Oreal SA	4,600	$ 778,577
Legrand SA	10,200	565,522
Publicis Groupe SA	9,130	664,457
Safran SA	10,300	605,409
Schneider Electric SA	9,469	801,596
Sodexo SA	5,600	558,727
Zodiac Aerospace	18,320	573,421
TOTAL FRANCE		8,252,228
Germany - 4.1%
Brenntag AG	3,800	611,879
Continental AG	3,300	714,089
CTS Eventim AG	17,191	504,360
Fresenius SE & Co. KGaA	4,500	674,279
Henkel AG & Co. KGaA	7,203	687,412
Linde AG	3,700	757,541
ProSiebenSat.1 Media AG	13,460	567,113
Rational AG	1,260	410,075
Symrise AG	9,300	488,289
Wirecard AG	15,200	566,338
TOTAL GERMANY		5,981,375
Hong Kong - 1.0%
AIA Group Ltd.	170,600	913,973
Galaxy Entertainment Group Ltd.	72,000	605,496
TOTAL HONG KONG		1,519,469
India - 4.1%
Amara Raja Batteries Ltd.	56,514	454,684
Apollo Hospitals Enterprise Ltd.	15,486	258,124
Asian Paints India Ltd.	43,444	448,790
Axis Bank Ltd.	59,815	395,650
Exide Industries Ltd.	166,261	449,392
GlaxoSmithKline Consumer Healthcare Ltd.	5,869	470,691
HDFC Bank Ltd.	37,539	541,347
Housing Development Finance Corp. Ltd.	41,579	728,176
ITC Ltd.	96,826	566,630
Sun Pharmaceutical Industries Ltd.	41,304	536,712
Tata Consultancy Services Ltd.	13,918	591,474
Titan Co. Ltd.	82,750	476,502
TOTAL INDIA		5,918,172
Common Stocks - continued
	Shares	Value
Indonesia - 3.3%
PT ACE Hardware Indonesia Tbk	6,019,300	$ 480,427
PT Astra International Tbk	972,600	642,251
PT Bank Central Asia Tbk	593,400	593,843
PT Bank Rakyat Indonesia Tbk (f)	587,000	563,034
PT Global Mediacom Tbk (e)	3,119,300	512,572
PT Indocement Tunggal Prakarsa Tbk	233,100	504,637
PT Media Nusantara Citra Tbk (e)	1,976,100	438,444
PT Semen Gresik (Persero) Tbk	369,200	517,851
PT Surya Citra Media Tbk	1,396,600	455,330
TOTAL INDONESIA		4,708,389
Ireland - 1.5%
Accenture PLC Class A	5,100	404,328
Actavis PLC (a)	1,956	419,093
Jazz Pharmaceuticals PLC (a)	3,100	433,163
Kerry Group PLC Class A	7,460	554,407
Perrigo Co. PLC	2,700	406,215
TOTAL IRELAND		2,217,206
Italy - 1.1%
Azimut Holding SpA	21,400	553,628
Luxottica Group SpA	9,000	496,522
Prada SpA	72,400	512,548
TOTAL ITALY		1,562,698
Japan - 8.8%
Astellas Pharma, Inc.	48,100	652,265
Daikin Industries Ltd.	8,300	570,036
Daito Trust Construction Co. Ltd.	4,000	482,104
DENSO Corp.	14,130	651,754
Dentsu, Inc.	15,130	599,240
Fanuc Corp.	4,030	696,506
Fuji Heavy Industries Ltd.	21,000	598,863
GMO Internet, Inc.	39,300	428,799
Hoya Corp.	16,100	521,295
Japan Tobacco, Inc.	21,400	752,585
Kansai Paint Co. Ltd.	28,000	469,215
Keyence Corp.	1,487	647,804
Miraca Holdings, Inc.	9,900	458,171
Misumi Group, Inc.	13,900	442,989
OBIC Co. Ltd.	15,000	532,489
Olympus Corp. (a)	14,400	518,167
OMRON Corp.	13,170	584,126
Common Stocks - continued
	Shares	Value
Japan - continued
Rakuten, Inc.	48,000	$ 630,383
SK Kaken Co. Ltd.	6,130	517,264
SMC Corp.	2,100	579,765
Tsuruha Holdings, Inc.	7,400	424,794
Unicharm Corp.	7,600	465,369
USS Co. Ltd.	28,200	492,641
TOTAL JAPAN		12,716,624
Kenya - 0.7%
Kenya Commercial Bank Ltd.	760,900	472,313
Safaricom Ltd.	3,575,800	496,865
TOTAL KENYA		969,178
Korea (South) - 0.5%
Coway Co. Ltd.	2,412	207,880
NAVER Corp.	823	587,575
TOTAL KOREA (SOUTH)		795,455
Mexico - 2.4%
Banregio Grupo Financiero S.A.B. de CV	73,825	418,658
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	6,520	612,163
Grupo Aeroportuario del Pacifico SA de CV Series B	58,900	395,592
Grupo Aeroportuario Norte S.A.B. de CV	105,800	418,878
Grupo Financiero Banorte S.A.B. de CV Series O	81,500	541,648
Grupo Televisa SA de CV (CPO) sponsored ADR	17,600	626,384
Megacable Holdings S.A.B. de CV unit	104,200	447,382
TOTAL MEXICO		3,460,705
Netherlands - 1.6%
IMCD Group BV	14,100	434,254
Unilever NV (Certificaten Van Aandelen) (Bearer)	33,800	1,391,073
Yandex NV (a)	16,500	499,620
TOTAL NETHERLANDS		2,324,947
Nigeria - 0.6%
Dangote Cement PLC	331,280	470,626
Guaranty Trust Bank PLC	2,520,786	465,544
TOTAL NIGERIA		936,170
Norway - 0.4%
Schibsted ASA (B Shares) (d)	11,330	549,707
Philippines - 1.4%
Alliance Global Group, Inc.	968,300	579,793
Common Stocks - continued
	Shares	Value
Philippines - continued
GT Capital Holdings, Inc.	23,770	$ 483,924
SM Investments Corp.	23,785	431,720
SM Prime Holdings, Inc.	1,338,600	467,507
TOTAL PHILIPPINES		1,962,944
Russia - 0.4%
Magnit OJSC GDR (Reg. S)	9,495	560,205
Singapore - 0.3%
Raffles Medical Group Ltd.	123,000	384,801
South Africa - 1.9%
Aspen Pharmacare Holdings Ltd.	17,400	471,470
Life Healthcare Group Holdings Ltd.	107,100	440,465
Mr Price Group Ltd.	25,700	486,534
Naspers Ltd. Class N	7,000	868,671
Shoprite Holdings Ltd.	31,700	478,885
TOTAL SOUTH AFRICA		2,746,025
Spain - 0.8%
Amadeus IT Holding SA Class A	16,300	643,882
Grifols SA ADR	15,100	553,717
TOTAL SPAIN		1,197,599
Sweden - 2.3%
ASSA ABLOY AB (B Shares)	11,806	581,897
Atlas Copco AB (A Shares) (d)	19,900	596,002
Elekta AB (B Shares) (d)	43,800	537,484
Hexagon AB (B Shares)	19,600	609,463
HEXPOL AB (B Shares)	5,800	488,084
Investment AB Kinnevik (B Shares)	11,800	490,940
TOTAL SWEDEN		3,303,870
Switzerland - 5.3%
Compagnie Financiere Richemont SA Series A	10,402	991,839
DKSH Holding AG	4,221	305,631
Geberit AG (Reg.)	1,630	548,146
Givaudan SA	310	508,622
Nestle SA sponsored ADR	30,900	2,291,227
Partners Group Holding AG	2,410	605,185
Schindler Holding AG (Reg.)	3,670	543,584
SGS SA (Reg.)	280	612,226
Common Stocks - continued
	Shares	Value
Switzerland - continued
Sika AG (Bearer)	135	$ 525,887
Swatch Group AG (Bearer)	1,426	764,038
TOTAL SWITZERLAND		7,696,385
Taiwan - 0.9%
Addcn Technology Co. Ltd.	12,000	149,152
Taiwan Semiconductor Manufacturing Co. Ltd.	288,000	1,151,889
TOTAL TAIWAN		1,301,041
Thailand - 0.7%
Airports of Thailand PCL (For. Reg.)	67,900	449,477
Kasikornbank PCL (For. Reg.)	80,400	528,015
TOTAL THAILAND		977,492
Turkey - 0.5%
Coca-Cola Icecek Sanayi A/S	8,178	205,137
TAV Havalimanlari Holding A/S	58,000	477,739
TOTAL TURKEY		682,876
United Kingdom - 14.6%
Aberdeen Asset Management PLC	74,100	517,676
Al Noor Hospitals Group PLC	27,900	479,043
Ashtead Group PLC	37,440	564,781
Associated British Foods PLC	12,630	592,359
Aveva Group PLC	14,400	487,203
Berendsen PLC	28,200	498,477
British American Tobacco PLC (United Kingdom)	22,693	1,329,411
Bunzl PLC	18,800	504,984
Burberry Group PLC	23,400	558,618
Capita Group PLC	25,600	519,510
Compass Group PLC	44,841	732,446
Diageo PLC sponsored ADR	8,736	1,050,242
Diploma PLC	50,790	548,792
Elementis PLC	111,300	507,351
Filtrona PLC	39,200	509,596
Galiform PLC	97,058	555,660
Halma PLC	62,900	597,873
Intertek Group PLC	13,630	590,016
ITV PLC	180,500	635,989
Johnson Matthey PLC	12,108	604,877
London Stock Exchange Group PLC	17,100	559,499
Prudential PLC	41,912	963,300
Reckitt Benckiser Group PLC	9,900	876,658
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Rightmove PLC	14,730	$ 565,762
Rolls-Royce Group PLC	42,824	751,918
Rotork PLC	8,800	411,391
SABMiller PLC	14,930	816,181
Schroders PLC	14,000	564,905
Spirax-Sarco Engineering PLC	10,500	482,888
Sports Direct International PLC (a)	53,500	603,365
St. James's Place Capital PLC	44,419	544,821
The Restaurant Group PLC	56,815	590,872
Whitbread PLC	6,986	507,516
Zoopla Property Group PLC	114,300	486,291
TOTAL UNITED KINGDOM		21,110,271
United States of America - 16.2%
A.O. Smith Corp.	10,577	493,946
Affiliated Managers Group, Inc. (a)	2,200	438,350
American Tower Corp.	4,900	462,511
AMETEK, Inc.	10,300	501,507
Amphenol Corp. Class A	4,704	452,384
AutoZone, Inc. (a)	1,011	522,717
BorgWarner, Inc.	7,420	461,895
Colgate-Palmolive Co.	7,360	466,624
Cummins, Inc.	3,500	487,865
Danaher Corp.	7,369	544,422
Domino's Pizza, Inc.	6,800	489,600
Ecolab, Inc.	4,070	441,717
Fidelity National Information Services, Inc.	8,133	458,701
Fiserv, Inc. (a)	6,939	427,928
Gartner, Inc. Class A (a)	6,660	455,677
Google, Inc. Class C (a)	833	476,143
HEICO Corp. Class A	9,250	372,868
Home Depot, Inc.	5,800	468,930
Honeywell International, Inc.	5,700	523,431
International Flavors & Fragrances, Inc.	4,300	434,257
Kansas City Southern	3,691	402,540
Las Vegas Sands Corp.	6,746	498,192
MasterCard, Inc. Class A	7,200	533,880
McGraw Hill Financial, Inc.	6,004	481,641
McKesson Corp.	2,150	412,499
Mead Johnson Nutrition Co. Class A	4,559	416,875
Mettler-Toledo International, Inc. (a)	1,800	462,852
Moody's Corp.	5,100	443,700
Common Stocks - continued
	Shares	Value
United States of America - continued
NIKE, Inc. Class B	5,800	$ 447,354
O'Reilly Automotive, Inc. (a)	2,800	420,000
Pall Corp.	5,930	459,397
Philip Morris International, Inc.	5,772	473,362
PPG Industries, Inc.	2,580	511,769
Praxair, Inc.	3,900	499,746
priceline.com, Inc. (a)	380	472,131
ResMed, Inc.	8,830	456,864
Rockwell Automation, Inc.	4,400	491,304
Roper Industries, Inc.	3,000	432,210
Sherwin-Williams Co.	2,400	494,952
The Hershey Co.	5,600	493,640
The Walt Disney Co.	4,893	420,211
Thermo Fisher Scientific, Inc.	3,600	437,400
Tiffany & Co., Inc.	5,000	488,050
TransDigm Group, Inc.	2,500	419,800
Union Pacific Corp.	4,500	442,395
United Technologies Corp.	5,181	544,782
Valspar Corp.	6,600	495,330
Verisk Analytics, Inc. (a)	7,300	438,292
Visa, Inc. Class A	2,550	538,076
W.R. Grace & Co. (a)	5,530	503,230
TOTAL UNITED STATES OF AMERICA		23,413,947
TOTAL COMMON STOCKS (Cost $127,302,954)		143,498,759
Nonconvertible Preferred Stocks - 0.7%

Germany - 0.7%
FUCHS PETROLUB AG	11,830	476,813
Sartorius AG (non-vtg.)	4,067	486,810
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $919,356)		963,623
Money Market Funds - 1.9%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	1,235,426	$ 1,235,426
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	1,457,830	1,457,830
TOTAL MONEY MARKET FUNDS (Cost $2,693,256)		2,693,256
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $130,915,566)		147,155,638
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(2,542,392)
NET ASSETS - 100%		$ 144,613,246
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security sold on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 445
Fidelity Securities Lending Cash Central Fund	24,760
Total	$ 25,205
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 31,320,564	$ 20,663,474	$ 10,657,090	$ -
Consumer Staples	18,953,999	12,443,897	6,510,102	-
Energy	987,621	987,621	-	-
Financials	17,326,349	10,665,476	6,660,873	-
Health Care	13,440,266	9,399,070	4,041,196	-
Industrials	30,261,642	25,147,878	5,113,764	-
Information Technology	18,781,624	11,559,319	7,222,305	-
Materials	12,893,452	9,964,965	2,928,487	-
Telecommunication Services	496,865	496,865	-	-
Money Market Funds	2,693,256	2,693,256	-	-
Total Investments in Securities:	$ 147,155,638	$ 104,021,821	$ 43,133,817	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 12,425,429
Level 2 to Level 1	$ 0
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $131,316,446. Net unrealized appreciation aggregated $15,839,192, of which $18,666,467 related to appreciated investment securities and $2,827,275 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 29, 2014